AB Global High Income Fund

Portfolio of Investments

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 53.4%
Industrial – 45.2%
Basic – 3.1%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$145,091
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	178	202,895
4.875%, 02/04/2028(a)	U.S.$	972	959,091
Arconic Corp. 6.125%, 02/15/2028(a)		220	234,091
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		507	491,214
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	363,125
Berry Global, Inc. 5.625%, 07/15/2027(a)		104	108,627
Chemours Co. (The) 5.375%, 05/15/2027		13	13,975
5.75%, 11/15/2028(a)		219	229,068
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027		222	230,775
6.75%, 03/15/2026(a)		107	113,181
9.875%, 10/17/2025(a)		773	875,590
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	771,779
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	380,504
Diamond BC BV 4.625%, 10/01/2029(a)		316	313,510
Domtar Corp. 6.75%, 10/01/2028(a)		207	212,930
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	1,005,310
ERP Iron Ore, LLC 9.03%, 12/31/2019(b) (c) (d) (e) (f)		240	182,166
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		2,029	2,135,504
4.50%, 09/15/2027(a)		1,034	1,101,344
Glatfelter Corp. 4.75%, 11/15/2029(a)		278	287,316
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	307,177
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		1,724	1,741,923
Hecla Mining Co. 7.25%, 02/15/2028		282	302,501
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	907,783

	Principal Amount (000)		U.S. $ Value

INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	$115,438
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	226	226,835
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	1,008	1,117,056
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	995	970,249
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (b)		611	639,866
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		361	372,062
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		413	450,009
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (g)	EUR	1,061	1,165,981
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (b)	U.S.$	1,300	1,316,150
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	846	988,954
LABL, Inc. 6.75%, 07/15/2026(a)	U.S.$	222	228,288
Magnetation LLC/Mag Finance Corp. 11.00%, 01/13/2020(c) (d) (e) (f) (h)		2,857	0
Mercer International, Inc. 5.125%, 02/01/2029		1,033	1,055,332
Methanex Corp. 5.125%, 10/15/2027		194	204,321
5.25%, 12/15/2029		213	225,086
Natural Resource Partners LP/NRP Finance Corp. 9.125%, 06/30/2025(a)		80	81,331
Novelis Corp. 4.75%, 01/30/2030(a)		135	142,255
Olin Corp. 5.625%, 08/01/2029		480	520,217
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.375%, 10/15/2028(a)		238	236,209
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro 4.00%, 10/15/2027(a)		1,887	1,836,716
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		213	218,325
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		228	232,972

	Principal Amount (000)		U.S. $ Value

Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(i)	EUR	912	$1,019,701
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		320	369,989
5.375%, 11/01/2026(a)	U.S.$	1,039	1,070,858
Sealed Air Corp. 4.00%, 12/01/2027(a)		204	212,803
5.25%, 04/01/2023(a)		27	28,006
6.875%, 07/15/2033(a)		167	212,312
SPCM SA 3.125%, 03/15/2027(a)		655	647,229
3.375%, 03/15/2030(a)		951	917,960
TPC Group, Inc. 10.50%, 08/01/2024(a)		202	146,282
Tronox, Inc. 4.625%, 03/15/2029(a)		212	211,471
Unifrax Escrow Issuer Corp. 5.25%, 09/30/2028(a)		159	160,978
7.50%, 09/30/2029(a)		246	249,728
United States Steel Corp. 6.65%, 06/01/2037		37	41,593
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,741,816
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		1,031	1,058,987
5.625%, 10/01/2024-08/15/2029(a)		447	468,968

			34,518,803

Capital Goods – 2.4%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 02/15/2023(a)		351	333,212
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	939	1,096,312
6.50% (6.50% Cash or 7.25 % PIK), 06/30/2027(a) (b)	U.S.$	1,039	1,069,699
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,107	1,090,628
4.00%, 09/01/2029(a)		985	974,086
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025(a)		212	219,267
Artera Services LLC 9.033%, 12/04/2025(a)		192	202,327
Ball Corp. 2.875%, 08/15/2030		241	234,501
3.125%, 09/15/2031		133	131,632
4.00%, 11/15/2023		219	228,831

	Principal Amount (000)		U.S. $ Value

Bombardier, Inc. 7.125%, 06/15/2026(a)	U.S.$	179	$185,875
7.50%, 12/01/2024-03/15/2025(a)		2,404	2,453,599
7.875%, 04/15/2027(a)		614	636,712
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	25,825
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	619,012
Colfax Corp. 6.375%, 02/15/2026(a)		157	162,587
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		211	225,091
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		164	160,179
4.75%, 06/15/2028(a)		348	354,995
EnerSys 4.375%, 12/15/2027(a)		935	970,123
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	954,877
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		193	217,037
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,244,163
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		64	63,043
4.75%, 06/15/2029(a)		200	201,452
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	551,752
Griffon Corp. 5.75%, 03/01/2028		603	627,210
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	129,368
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,126	1,126,116
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		224	225,996
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		293	296,846
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	1,560	1,845,553
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)	U.S.$	141	151,004
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		203	212,547
Tervita Corp. 11.00%, 12/01/2025(a)		996	1,145,554
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	649	733,927
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	465	497,760

	Principal Amount (000)		U.S. $ Value

TK Vertical US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	306	$321,404
TransDigm, Inc. 4.625%, 01/15/2029		290	289,122
4.875%, 05/01/2029		1,954	1,959,410
6.25%, 03/15/2026(a)		556	577,758
8.00%, 12/15/2025(a)		217	228,896
Triumph Group, Inc. 7.75%, 08/15/2025		428	425,864
8.875%, 06/01/2024(a)		396	431,654
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	115,441
5.50%, 08/15/2026(a)	U.S.$	227	237,037
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		188	199,110
7.25%, 06/15/2028(a)		518	569,552

			26,953,946

Communications - Media – 5.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		1,332	1,398,621
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(a)		42	43,839
Altice Financing SA 5.75%, 08/15/2029(a)		5,665	5,603,802
AMC Networks, Inc. 4.25%, 02/15/2029		1,576	1,569,220
4.75%, 08/01/2025		218	222,899
5.00%, 04/01/2024		88	88,683
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		546	549,636
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	240,327
5.375%, 03/01/2025(a)	U.S.$	2,124	2,172,007
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		236	232,393
4.50%, 08/15/2030-06/01/2033(a)		7,416	7,594,706
5.00%, 02/01/2028(a)		212	219,808
5.125%, 05/01/2027(a)		551	570,369
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		512	529,824
CSC Holdings LLC 4.50%, 11/15/2031(a)		981	969,741
5.00%, 11/15/2031(a)		588	567,675
5.375%, 02/01/2028(a)		1,278	1,321,122
5.75%, 01/15/2030(a)		393	392,946
7.50%, 04/01/2028(a)		941	1,010,220
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		299	149,089
DISH DBS Corp. 5.00%, 03/15/2023		240	245,876
5.125%, 06/01/2029		1,831	1,665,991

	Principal Amount (000)		U.S. $ Value

5.25%, 12/01/2026(a)	U.S.$	2,496	$2,535,364
5.75%, 12/01/2028(a)		2,596	2,624,823
5.875%, 11/15/2024		2,398	2,462,583
7.375%, 07/01/2028		165	167,515
7.75%, 07/01/2026		203	214,429
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		1,864	1,916,638
Gray Television, Inc. 7.00%, 05/15/2027(a)		204	218,108
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	60,883
5.25%, 08/15/2027(a)		285	296,366
6.375%, 05/01/2026		207	216,253
8.375%, 05/01/2027		202	213,072
Lamar Media Corp. 4.875%, 01/15/2029		147	153,704
Liberty Interactive LLC 3.75%, 02/15/2030(j)		873	652,517
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,123	1,111,770
8.00%, 08/01/2029(a)		986	978,457
National CineMedia LLC 5.875%, 04/15/2028(a)		623	558,960
Nexstar Broadcasting, Inc. 4.75%, 11/01/2028(a)		172	175,925
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		137	137,176
4.625%, 03/15/2030(a)		580	580,238
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		501	510,492
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		2,078	1,964,948
5.50%, 03/01/2030(a)		926	901,056
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		5,699	5,737,516
4.125%, 07/01/2030(a)		87	87,233
5.50%, 07/01/2029(a)		59	63,645
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,652,588
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	236	238,731
4.75%, 03/15/2026(a)		571	594,584
5.00%, 09/15/2029		907	930,128
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		200	206,113
Terrier Media Buyer, Inc. 8.875%, 12/15/2027(a)		158	170,829
Univision Communications, Inc. 6.625%, 06/01/2027(a)		1,593	1,714,896
9.50%, 05/01/2025(a)		309	331,296

	Principal Amount (000)		U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(a)	U.S.$	2,436	$2,510,949
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	998,389
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	301,163
6.00%, 01/15/2027(a)		224	230,876
Ziggo BV 5.50%, 01/15/2027(a)		224	230,661

			62,009,668

Communications - Telecommunications – 2.8%
Altice France SA/France 5.125%, 07/15/2029(a)		6,254	6,102,386
5.50%, 10/15/2029(a)		431	425,692
8.125%, 02/01/2027(a)		224	238,629
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,754	1,839,508
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		795	811,238
6.50%, 10/01/2028(a)		377	399,752
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	583,550
9.375%, 06/17/2023(a)	U.S.$	895	905,124
Embarq Corp. 7.995%, 06/01/2036		2,075	2,325,246
Frontier Communications Holdings LLC 5.875%, 10/15/2027(a)		218	230,569
5.875%, 11/01/2029		235	234,635
6.75%, 05/01/2029(a)		524	546,494
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		730	816,908
Iliad Holding SASU 6.50%, 10/15/2026(a)		519	545,689
7.00%, 10/15/2028(a)		702	738,547
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c)(k)		1,675	756,066
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	897	1,027,668
Koninklijke KPN NV 7.00%, 03/28/2073(a)	U.S.$	201	211,120
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		16	15,320
5.25%, 03/15/2026		164	167,917
Ligado Networks LLC 15.50%, 11/01/2023(a)(b)		266	215,993
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		1,007	976,523
5.375%, 06/15/2029(a)		169	169,936
Series P 7.60%, 09/15/2039		73	78,335
Series T 5.80%, 03/15/2022		78	78,740

	Principal Amount (000)		U.S. $ Value

Sprint Capital Corp. 8.75%, 03/15/2032	U.S.$	83	$124,514
Telecom Italia Capital SA 6.00%, 09/30/2034		131	138,231
7.20%, 07/18/2036		451	515,135
7.721%, 06/04/2038		1,622	1,900,389
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		124	116,407
6.50%, 10/15/2027(a)		132	102,292
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	519,574
4.75%, 07/15/2031(a)		4,101	4,167,737
Vodafone Group PLC 5.125%, 06/04/2081		154	157,664
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		223	236,084
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		2,135	2,106,794

			30,526,406

Consumer Cyclical - Automotive – 2.8%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)		400	409,412
Adient US LLC 9.00%, 04/15/2025(a)		975	1,038,969
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		489	533,349
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		73	71,653
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,201,143
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (b)		1,963	2,251,087
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	210	245,115
6.25%, 05/15/2026(a)	U.S.$	188	196,977
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	111,870
Dana, Inc. 4.25%, 09/01/2030		760	774,151
5.375%, 11/15/2027		109	114,448
5.625%, 06/15/2028		182	193,371
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	1,161,929
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c) (d) (f) (h)		2,940	0
(First Lien) 11.00%, 10/31/2024(c) (d) (f) (h)		1,207	0
Ford Motor Co. 3.25%, 02/12/2032		3,020	3,091,735
4.75%, 01/15/2043		212	234,301
5.291%, 12/08/2046		212	248,720

	Principal Amount (000)		U.S. $ Value

Ford Motor Credit Co. LLC 2.70%, 08/10/2026	U.S.$	793	$800,930
3.37%, 11/17/2023		420	433,441
3.664%, 09/08/2024		200	208,122
3.81%, 01/09/2024		200	207,061
4.14%, 02/15/2023		417	428,568
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		765	821,471
5.25%, 04/30/2031		23	25,073
5.25%, 07/15/2031(a)		94	102,125
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (b)	EUR	284	327,431
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (b)		338	392,619
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (b)	U.S.$	200	204,347
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		239	230,187
5.50%, 07/15/2029(a)		1,206	1,192,210
5.875%, 11/15/2024(a)	EUR	269	330,683
5.875%, 01/15/2028(a)	U.S.$	1,495	1,522,270
7.75%, 10/15/2025(a)		1,207	1,302,029
Mclaren Finance PLC 7.50%, 08/01/2026(a)		1,973	1,995,744
Meritor, Inc. 4.50%, 12/15/2028(a) 725			728,839
6.25%, 06/01/2025(a)		409	426,960
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,456	1,474,946
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		480	480,430
Tenneco, Inc. 5.00%, 07/15/2026(g)		1,709	1,651,235
7.875%, 01/15/2029(a)		948	1,028,368
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,557,990
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	200	228,851
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	721	774,284

			30,754,444

Consumer Cyclical - Entertainment – 2.4%
Carnival Corp. 4.00%, 08/01/2028(a)		1,739	1,725,958
5.75%, 03/01/2027(a)		1,424	1,424,000
6.00%, 05/01/2029(a)		151	149,975
9.875%, 08/01/2027(a)		437	498,180
10.125%, 02/01/2026(a)	EUR	621	798,346

	Principal Amount (000)		U.S. $ Value

Carnival PLC 1.00%, 10/28/2029	EUR	202	$172,479
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	2,277,109
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		492	479,732
Mattel, Inc. 3.375%, 04/01/2026(a)		1,152	1,181,649
3.75%, 04/01/2029(a)		1,637	1,699,777
5.875%, 12/15/2027(a)		578	621,401
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	670	728,024
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	25	23,661
5.875%, 03/15/2026(a)		2,055	2,058,264
NCL Finance Ltd. 6.125%, 03/15/2028(a)		39	38,589
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026-04/01/2028(a)		5,373	5,433,176
10.875%, 06/01/2023(a)		1,315	1,433,376
11.50%, 06/01/2025(a)		1,476	1,660,500
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	447,536
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		791	752,561
7.00%, 02/15/2029(a)		1,461	1,464,039
13.00%, 05/15/2025(a)		65	73,556
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,214	1,207,295

			26,349,183

Consumer Cyclical - Other – 2.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	833,712
Affinity Gaming 6.875%, 12/15/2027(a)		130	136,013
Beazer Homes USA, Inc. 6.75%, 03/15/2025		1,228	1,259,880
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,097	1,122,073
5.00%, 06/15/2029(a)		195	199,287
6.25%, 09/15/2027(a)		1,222	1,280,539
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		196	203,882
Caesars Entertainment, Inc. 4.625%, 10/15/2029(a)		1,354	1,361,690
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		680	707,514

	Principal Amount (000)		U.S. $ Value

CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)	U.S.$	553	$549,306
Empire Communities Corp. 7.00%, 12/15/2025(a)		303	314,033
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		240	243,496
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	2,057,378
Forestar Group, Inc. 3.85%, 05/15/2026(a)		586	587,993
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		284	301,226
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,065	1,060,378
3.75%, 05/01/2029(a)		62	62,478
4.00%, 05/01/2031(a)		54	55,307
5.375%, 05/01/2025(a)		229	238,097
5.75%, 05/01/2028(a)		246	262,893
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		719	721,990
5.00%, 06/01/2029(a)		709	727,299
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	302,338
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	214	248,541
4.125%, 04/15/2026(a)	U.S.$	1,581	1,625,316
5.25%, 01/15/2029(a)		200	212,169
KB Home 7.50%, 09/15/2022		494	516,470
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		50	50,362
6.125%, 09/15/2025(a)		449	468,021
Mattamy Group Corp. 4.625%, 03/01/2030(a)		224	228,203
MGM Resorts International 4.75%, 10/15/2028		126	130,348
5.50%, 04/15/2027		191	204,756
5.75%, 06/15/2025		30	32,361
Mohegan Gaming & Entertainment 8.00%, 02/01/2026(a)		223	234,200
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)		211	215,612
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027(a)		169	183,368
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)		172	180,071
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		496	492,725
5.875%, 09/01/2031(a)		535	537,345

	Principal Amount (000)		U.S. $ Value

Scientific Games International, Inc. 3.375%, 02/15/2026(a)	EUR	120	$137,776
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)	U.S.$	1,460	1,494,210
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	948,806
4.75%, 01/15/2028(a)		211	218,271
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,784,095
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		29	32,074
5.75%, 01/15/2028(a)		510	568,509
5.875%, 06/15/2027(a)		191	214,243
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	910,000
Travel + Leisure Co. 4.50%, 12/01/2029(a)		911	917,585
4.625%, 03/01/2030(a)		2,415	2,427,075
6.625%, 07/31/2026(a)		637	705,496
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		45	45,930
5.50%, 03/01/2025(a)		736	761,054
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	283,776

			31,597,570

Consumer Cyclical – Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		224	221,751
3.875%, 01/15/2028(a)		1,506	1,524,812
4.00%, 10/15/2030(a)		2,061	2,035,975
4.375%, 01/15/2028(a)		118	120,530
Yum! Brands, Inc.
3.625%, 03/15/2031		237	236,261
4.625%, 01/31/2032		1,952	2,071,670
4.75%, 01/15/2030(a)		207	223,987

			6,434,986

Consumer Cyclical – Retailers – 2.2%
Arko Corp. 5.125%, 11/15/2029(a)		1,035	1,000,075
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		773	788,823
5.00%, 02/15/2032(a)		332	342,995

	Principal Amount (000)		U.S. $ Value

Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	11	$12,113
6.75%, 07/01/2036		285	350,471
6.875%, 11/01/2035		664	826,528
7.50%, 06/15/2029		107	121,849
7.60%, 07/15/2037		261	317,907
9.375%, 07/01/2025(a)		41	50,016
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (b)		518	514,115
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		58	48,154
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,410,012
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	218	220,594
FirstCash, Inc. 4.625%, 09/01/2028(a)		262	261,849
5.625%, 01/01/2030(a)		822	838,341
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	241,211
Gap, Inc. (The) 3.625%, 10/01/2029(a)		526	520,235
3.875%, 10/01/2031(a)		526	519,790
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		234	233,732
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		994	994,967
LBM Acquisition LLC 6.25%, 01/15/2029(a)		222	221,134
Levi Strauss & Co. 3.50%, 03/01/2031(a)		602	613,866
Macy’s Retail Holdings LLC 2.875%, 02/15/2023		123	124,512
3.625%, 06/01/2024		42	43,119
5.875%, 04/01/2029(a)		224	238,528
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,417	1,415,201
7.875%, 05/01/2029(a)		1,378	1,358,537
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		228	226,596
5.625%, 05/01/2027		69	71,665
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		433	459,433
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		126	130,079
Penske Automotive Group, Inc. 3.50%, 09/01/2025		401	411,335
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		625	642,512
7.75%, 02/15/2029(a)		1,219	1,330,791

	Principal Amount (000)		U.S. $ Value

Rite Aid Corp. 7.50%, 07/01/2025(a)	U.S.$	1,382	$1,418,380
8.00%, 11/15/2026(a)		214	219,047
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		605	633,888
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	335,125
Staples, Inc. 7.50%, 04/15/2026(a)		842	864,772
10.75%, 04/15/2027(a)		1,441	1,357,328
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,158,228
White Cap Buyer LLC 6.875%, 10/15/2028(a)		161	168,537
White Cap Parent LLC 8.25%, 03/15/2026(a) (b)		329	336,861
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	456,740
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		1,040	1,006,522

			24,856,513

Consumer Non - Cyclical – 6.5%
180 Medical, Inc. 3.875%, 10/15/2029(a)		1,040	1,053,082
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		397	417,039
AdaptHealth LLC 4.625%, 08/01/2029(a)		266	266,502
6.125%, 08/01/2028(a)		288	305,050
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	978,539
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	645,866
4.875%, 02/15/2030(a)		200	216,179
5.875%, 02/15/2028(a)		99	105,124
7.50%, 03/15/2026(a)		201	214,666
Avantor Funding, Inc. 4.625%, 07/15/2028(a)		205	215,429
B&G Foods, Inc. 5.25%, 04/01/2025		217	221,382
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	574,166
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		2,950	3,026,609
5.00%, 02/15/2029(a)		177	157,088
5.25%, 01/30/2030-02/15/2031(a)		172	151,987
6.125%, 04/15/2025(a)		417	425,622
6.25%, 02/15/2029(a)		116	110,377
7.00%, 01/15/2028(a)		204	205,073
7.25%, 05/30/2029(a)		365	361,609

	Principal Amount (000)		U.S. $ Value

CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	72	$75,560
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		986	1,001,231
4.00%, 03/15/2031(a)		731	748,794
4.25%, 05/01/2028(a)		221	230,246
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		493	499,155
5.625%, 03/15/2027(a)		563	595,472
6.125%, 04/01/2030(a)		3,702	3,661,240
6.625%, 02/15/2025(a)		215	222,528
6.875%, 04/01/2028-04/15/2029(a)		2,114	2,140,145
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	270,178
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,000	975,379
4.625%, 06/01/2030(a)		2,143	2,199,883
Elanco Animal Health, Inc. 5.90%, 08/28/2028		190	221,250
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,453,993
Encompass Health Corp. 4.75%, 02/01/2030		211	217,644
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		514	503,257
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	501,199
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	1,337	1,528,588
4.75%, 10/15/2028(a)	U.S.$	1,236	1,249,228
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	205	240,489
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, 06/01/2029(a)	U.S.$	94	91,800
Hologic, Inc. 3.25%, 02/15/2029(a)		236	237,062
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	978,236
5.00%, 10/15/2026-05/15/2027(a)	U.S.$	427	440,343
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,142	1,182,199
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		2,451	2,329,341
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		1,343	1,379,625
4.375%, 01/31/2032(a)		1,240	1,279,295

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. 5.375%, 01/15/2029(a)	U.S.$	65	$64,558
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (c) (k)		125	68,699
5.625%, 10/15/2023(a) (c) (k)		311	169,442
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		99	101,098
ModivCare, Inc. 5.875%, 11/15/2025(a)		218	229,538
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		1,566	1,560,552
5.25%, 10/01/2029(a)		3,167	3,216,308
Newell Brands, Inc. 4.70%, 04/01/2026		687	749,303
4.875%, 06/01/2025		170	184,986
6.00%, 04/01/2046		55	70,540
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,470	1,672,800
Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	1,384	1,387,042
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		2,234	2,333,804
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		981	1,002,185
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		990	918,225
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		995	987,150
Post Holdings, Inc. 4.50%, 09/15/2031(a)		1,870	1,855,950
4.625%, 04/15/2030(a)		821	833,244
5.50%, 12/15/2029(a)		1,059	1,113,201
5.625%, 01/15/2028(a)		798	845,911
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		1,471	1,458,460
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,679,925
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		775	817,686
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		399	405,051
Select Medical Corp. 6.25%, 08/15/2026(a)		159	168,442
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		1,369	1,352,650
4.00%, 10/01/2026(a)	EUR	530	614,496
Sunshine Mid BV 6.50%, 05/15/2026(a)		823	961,569

	Principal Amount (000)		U.S. $ Value

Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)	U.S.$	1,264	$1,267,030
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		2,799	2,837,321
4.625%, 07/15/2024		43	43,647
4.625%, 09/01/2024(a)		181	185,385
6.125%, 10/01/2028(a)		224	236,681
7.50%, 04/01/2025(a)		205	215,334
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		696	672,875
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		269	281,487
US Foods, Inc. 4.625%, 06/01/2030(a)		675	683,266
4.75%, 02/15/2029(a)		743	755,615
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	809,387
Vector Group Ltd. 5.75%, 02/01/2029(a)		235	228,600
10.50%, 11/01/2026(a)		196	203,108
Vizient, Inc. 6.25%, 05/15/2027(a)		222	231,213

			71,578,513

Energy – 7.1%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 02/15/2026(a)		68	72,990
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		35	36,971
7.875%, 05/15/2026(a)		207	228,067
Antero Resources Corp. 7.625%, 02/01/2029(a)		41	45,669
8.375%, 07/15/2026(a)		577	656,862
Apache Corp. 4.25%, 01/15/2030		221	239,800
4.625%, 11/15/2025		219	235,474
4.875%, 11/15/2027		171	186,642
5.10%, 09/01/2040		134	151,442
6.00%, 01/15/2037		46	56,289
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(a)		84	87,506
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(a)		203	206,227
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		1,346	1,325,810
Baytex Energy Corp. 8.75%, 04/01/2027(a)		214	223,805

Principal Amount (000)			U.S. $ Value

Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)	U.S.$	471	$469,136
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	294,240
7.625%, 12/15/2025(a)		572	608,101
Buckeye Partners LP 4.125%, 12/01/2027		214	220,915
4.50%, 03/01/2028(a)		214	216,375
Callon Petroleum Co. 8.00%, 08/01/2028(a)		48	49,003
8.25%, 07/15/2025		301	298,002
9.00%, 04/01/2025(a)		1,361	1,471,726
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		209	226,973
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	642,464
Chesapeake Energy Corp. 5.50%, 02/01/2026(a)		156	164,355
5.875%, 02/01/2029(a)		135	144,518
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	480,213
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	478,188
7.00%, 06/15/2025(a)		1,781	1,827,622
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		1,370	1,384,617
7.50%, 04/30/2026		36	36,506
CNX Resources Corp. 6.00%, 01/15/2029(a)		967	1,005,688
7.25%, 03/14/2027(a)		218	231,164
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		778	797,343
6.75%, 03/01/2029(a)		794	860,936
7.50%, 05/15/2025(a)		348	358,836
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,467	1,530,752
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(a)		227	231,409
6.00%, 02/01/2029(a)		108	112,063
CrownRock LP/CrownRock Finance, Inc. 5.625%, 10/15/2025(a)		200	205,347
CVR Energy, Inc. 5.25%, 02/15/2025(a)		238	233,009
DCP Midstream LLC 5.85%, 05/21/2043(a)		206	199,826

	Principal Amount (000)		U.S. $ Value

Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a)(b)	U.S.$	90	$89,012
9.00% (9.00% Cash and 13.00% PIK), 04/22/2027(b)		79	77,706
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,848	1,920,090
EnLink Midstream LLC 5.625%, 01/15/2028(a)		1,162	1,212,846
EnLink Midstream Partners LP 4.40%, 04/01/2024		67	70,460
5.05%, 04/01/2045		807	778,548
5.45%, 06/01/2047		650	655,795
5.60%, 04/01/2044		104	104,906
Series C 6.00%, 12/15/2022(l)		2,734	2,182,700
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		742	771,821
4.75%, 01/15/2031(a)		707	747,212
6.50%, 07/15/2048		156	189,562
EQT Corp. 3.90%, 10/01/2027		291	312,591
Ferrellgas LP/Ferrellgas Finance Corp. 5.875%, 04/01/2029(a)		106	102,514
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	410,478
6.25%, 05/15/2026		222	217,174
6.50%, 10/01/2025		781	773,412
7.75%, 02/01/2028		643	652,134
8.00%, 01/15/2027		1,113	1,146,656
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	459,397
7.00%, 08/01/2027		485	503,892
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		589	23,560
6.375%, 05/15/2025-01/15/2026(c)		3,257	130,280
6.625%, 05/01/2023(c)		161	6,440
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		1,173	1,283,105
Harbour Energy PLC 5.50%, 10/15/2026(a)		725	720,118
Harvest Midstream I LP 7.50%, 09/01/2028(a)		49	52,568
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		649	646,454
5.125%, 06/15/2028(a)		226	236,995
5.625%, 02/15/2026(a)		1,707	1,765,736
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		460	473,887
6.00%, 02/01/2031(a)		435	450,674
6.25%, 11/01/2028(a)		220	234,221
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		1,479	1,540,066

	Principal Amount (000)		U.S. $ Value

Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)	U.S.$	1,574	$1,614,397
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,660	2,628,571
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		64	34,488
Laredo Petroleum, Inc. 9.50%, 01/15/2025		221	226,651
10.125%, 01/15/2028		56	58,722
Matador Resources Co. 5.875%, 09/15/2026		225	230,858
MEG Energy Corp. 5.875%, 02/01/2029(a)		229	240,182
7.125%, 02/01/2027(a)		221	235,360
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,638	1,533,754
10.50%, 05/15/2027(a)		184	185,600
Murphy Oil Corp. 5.75%, 08/15/2025		52	53,430
5.875%, 12/01/2027		225	232,220
6.375%, 07/15/2028		199	211,776
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		492	454,689
7.50%, 01/15/2028(a)		2,085	1,868,553
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,035	1,070,402
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		400	410,184
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		113	112,883
6.75%, 09/15/2025(a)		1,805	1,833,625
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		2,003	2,064,131
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		224	222,234
Occidental Petroleum Corp. 3.40%, 04/15/2026		310	317,890
4.40%, 08/15/2049		121	122,978
5.50%, 12/01/2025		158	175,216
5.875%, 09/01/2025		21	23,124
6.125%, 01/01/2031		365	443,044
6.375%, 09/01/2028		202	239,483
6.45%, 09/15/2036		128	163,205
6.60%, 03/15/2046		90	116,810
6.625%, 09/01/2030		191	236,433
7.50%, 05/01/2031		179	235,402
8.00%, 07/15/2025		12	13,948
8.50%, 07/15/2027		184	229,746
8.875%, 07/15/2030		173	233,639
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/15/2025		79	56,110
9.25%, 05/15/2025(a)		1,091	1,039,198

Principal Amount (000)			U.S. $ Value

PBF Logistics LP/PBF Logistics Finance Corp. 6.875%, 05/15/2023	U.S.$	112	$108,985
PDC Energy, Inc. 5.75%, 05/15/2026		2,013	2,079,038
6.125%, 09/15/2024		593	602,140
Range Resources Corp. 4.875%, 05/15/2025		97	100,382
5.00%, 03/15/2023		192	196,016
8.25%, 01/15/2029		652	727,683
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		573	588,886
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		77	87,011
SM Energy Co. 5.625%, 06/01/2025		991	1,000,206
6.50%, 07/15/2028		171	178,020
Southwestern Energy Co. 5.375%, 02/01/2029		187	198,093
6.45%, 01/23/2025		30	32,976
8.375%, 09/15/2028		429	479,877
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		1,031	1,071,628
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		647	660,138
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	115,876
5.875%, 03/15/2028		964	1,019,430
6.00%, 04/15/2027		117	121,897
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		95	94,235
Talos Production, Inc. 12.00%, 01/15/2026		1,708	1,792,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 01/15/2028		204	215,174
5.875%, 04/15/2026		212	221,939
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		79	82,906
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		188	180,579
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		1,083	1,086,590
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		187	182,681
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		229	222,146
Transocean, Inc. 7.25%, 11/01/2025(a)		359	275,864
7.50%, 01/15/2026(a)		762	567,893
11.50%, 01/30/2027(a)		445	436,623

	Principal Amount (000)		U.S. $ Value

USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027	U.S.$	225	$237,655
Vantage Drilling International 7.125%, 04/01/2023(c) (d) (f)		1,283	0
7.50%, 11/01/2019(c) (d) (f)		2,176	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		1,376	1,468,202
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		1,099	1,051,638
Weatherford International Ltd. 8.625%, 04/30/2030(a)		159	163,951
11.00%, 12/01/2024(a)		27	27,829
Western Midstream Operating LP 3.95%, 06/01/2025		264	276,556
4.50%, 03/01/2028		216	235,854
4.75%, 08/15/2028		453	502,105
5.30%, 02/01/2030		817	897,144
5.45%, 04/01/2044		193	230,592
6.50%, 02/01/2050		111	131,207

			78,595,362

Other Industrial – 0.2%
Adtalem Global Education, Inc. 5.50%, 03/01/2028(a)		231	225,432
AECOM 5.125%, 03/15/2027		210	228,592
IAA, Inc. 5.50%, 06/15/2027(a)		315	326,770
Interface, Inc. 5.50%, 12/01/2028(a)		258	270,304
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		674	682,542
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031(a)		184	191,982

			1,925,622

Services – 3.4%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	86,223
4.125%, 08/01/2029(a)		2,069	2,052,803
4.875%, 07/15/2032(a)		54	55,167
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	512,442
6.625%, 07/15/2026(a)		312	327,255
9.75%, 07/15/2027(a)		2,083	2,226,646
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	283,467
4.625%, 06/01/2028(a)	U.S.$	804	798,002
4.875%, 06/01/2028(a)	GBP	1,010	1,324,364

	Principal Amount (000)		U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	2,430	$2,368,130
Aptim Corp. 7.75%, 06/15/2025(a)		1,424	1,265,003
APX Group, Inc. 5.75%, 07/15/2029(a)		2,116	2,094,863
6.75%, 02/15/2027(a)		265	279,980
Aramark Services, Inc. 5.00%, 02/01/2028(a)		224	231,831
6.375%, 05/01/2025(a)		562	587,393
ASGN, Inc. 4.625%, 05/15/2028(a)		207	214,742
Block, Inc. 2.75%, 06/01/2026(a)		1,440	1,445,948
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	884,327
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		953	970,202
Elis SA 1.625%, 04/03/2028(a)	EUR	300	340,007
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	99	95,229
9.50%, 11/01/2027(a)		1,474	1,589,432
Gartner, Inc. 3.75%, 10/01/2030(a)		228	231,772
4.50%, 07/01/2028(a)		224	233,949
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		211	209,373
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	1,099,140
Korn Ferry 4.625%, 12/15/2027(a)		586	603,580
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,894	1,899,660
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		1,050	1,067,684
Monitronics International, Inc. 0.00%, 04/01/2020(c) (d) (e) (f)		958	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		1,020	1,033,574
5.75%, 11/01/2028(a) (g)		3,618	3,439,282
Nielsen Finance LLC/Nielsen Finance Co. 4.75%, 07/15/2031(a)		137	135,757
5.625%, 10/01/2028(a)		106	109,445
5.875%, 10/01/2030(a)		85	89,746
Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(a)		206	214,349
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		195	187,792
5.25%, 04/15/2024(a)		25	26,604
6.25%, 01/15/2028(a)		1,515	1,581,740

	Principal Amount (000)		U.S. $ Value

Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	245	$263,331
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)	U.S.$	366	369,986
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		378	427,104
Service Corp. International/US 3.375%, 08/15/2030		224	219,982
4.00%, 05/15/2031		166	169,390
4.625%, 12/15/2027		41	42,898
5.125%, 06/01/2029		91	98,006
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	208,583
Square, Inc. 3.50%, 06/01/2031(a)		1,474	1,518,422
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	446,929
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	954	1,102,149
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	551	582,240
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		8	8,406

			37,654,329

Technology – 2.4%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		725	718,705
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		717	742,885
Avaya, Inc. 6.125%, 09/15/2028(a)		2,343	2,486,039
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	1,045,905
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		377	382,981
CommScope Technologies LLC 5.00%, 03/15/2027(a)		220	207,287
CommScope, Inc. 4.75%, 09/01/2029(a)		2,283	2,271,762
6.00%, 03/01/2026(a)		276	285,949
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		14	13,796
Elastic NV 4.125%, 07/15/2029(a)		694	686,203
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	992,637
LogMeIn, Inc. 5.50%, 09/01/2027(a)		551	556,854

	Principal Amount (000)		U.S. $ Value

NCR Corp. 5.125%, 04/15/2029(a)	U.S.$	3,420	$3,536,373
5.75%, 09/01/2027(a)		295	308,408
Open Text Holdings, Inc. 4.125%, 02/15/2030(a)		224	230,356
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		485	503,649
Playtech PLC 4.25%, 03/07/2026(a)	EUR	101	117,563
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	1,117	1,095,263
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	101,001
8.25%, 02/01/2028(a)		154	164,621
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		2,555	2,438,638
5.375%, 12/01/2028(a)		82	79,797
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	107,641
Seagate HDD Cayman 3.375%, 07/15/2031		45	43,805
4.091%, 06/01/2029		1,382	1,430,872
4.125%, 01/15/2031		124	129,012
4.75%, 06/01/2023		46	47,993
4.875%, 03/01/2024		209	221,603
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	1,097,657
SS&C Technologies, Inc. 5.50%, 09/30/2027(a)		209	218,886
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		466	462,272
Vericast Corp. 11.00%, 09/15/2026(a)		130	137,367
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,981	3,094,459
Xerox Corp. 6.75%, 12/15/2039		42	46,904
Xerox Holdings Corp. 5.00%, 08/15/2025(a)		108	114,030
5.50%, 08/15/2028(a)		226	238,141

			26,357,314

Transportation - Airlines – 0.3%
American Airlines Pass Through Trust 3.375%, 05/01/2027		62	60,901
American Airlines, Inc. 11.75%, 07/15/2025(a)		190	236,219
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,111	1,156,233
5.75%, 04/20/2029(a)		975	1,042,680
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		507	532,098
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		440	485,582

			3,513,713

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.6%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	400	$432,390
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	625	717,553
6.125%, 10/15/2026(a)	U.S.$	517	521,818
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		25	26,338
5.75%, 07/15/2027(a)		1,031	1,074,292
BCP V Modular Services 6.75%, 11/30/2029	EUR	1,214	1,360,508
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		132	151,785
EC Finance PLC 3.00%, 10/15/2026		302	351,722
Herc Holdings, Inc. 5.50%, 07/15/2027(a)	U.S.$	181	188,429
Loxam SAS 2.875%, 04/15/2026(a)	EUR	301	340,118
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,006	1,035,535
United Rentals North America, Inc. 3.875%, 02/15/2031		54	54,839
5.50%, 05/15/2027		418	434,528

			6,689,855

			500,316,227

Financial Institutions – 6.8%
Banking – 2.2%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,253	1,276,305
7.00%, 01/15/2026(a)		600	630,000
Ally Financial, Inc. Series B 4.70%, 05/15/2026(l)		2,950	3,088,135
Series C 4.70%, 05/15/2028(l)		256	263,885
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (l)	EUR	400	462,886
Series 9 6.50%, 03/05/2025(l)	U.S.$	1,200	1,274,471
Banco Santander SA 6.75%, 04/25/2022(a) (l)	EUR	2,000	2,326,053
CaixaBank SA 5.875%, 10/09/2027(a) (l)		1,000	1,299,716

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG 6.25%, 12/18/2024(a) (l)	U.S.$	1,404	$1,497,486
6.375%, 08/21/2026(a) (l)		1,290	1,390,645
7.50%, 07/17/2023(a) (l)		1,820	1,920,674
Discover Financial Services Series D 6.125%, 06/23/2025(l)		3,470	3,812,533
Freedom Mortgage Corp. 6.625%, 01/15/2027(a)		41	40,169
7.625%, 05/01/2026(a)		226	230,799
8.25%, 04/15/2025(a)		222	227,565
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		232	234,279
5.017%, 06/26/2024(a)		331	353,192
5.71%, 01/15/2026(a)		1,444	1,598,532
Societe Generale SA 8.00%, 09/29/2025(a) (l)		2,608	3,020,974

			24,948,299

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		950	1,057,282
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		1,014	1,028,265
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(c)		1,690	9,295
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		209	213,835
NFP Corp. 6.875%, 08/15/2028(a)		2,964	2,975,642

			5,284,319

Finance – 1.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		1,229	1,279,511
Aircastle Ltd. 5.25%, 06/15/2026(a) (l)		591	605,775
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a) (g)		1,036	1,025,066
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	815,311
CURO Finance LLC 7.50%, 08/01/2028(a)		1,135	1,139,361
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,475	1,484,077
Enact Holdings, Inc. 6.50%, 08/15/2025(a)		209	228,835
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,456	1,496,048
goeasy Ltd. 4.375%, 05/01/2026(a)		389	397,385

	Principal Amount (000)		U.S. $ Value

HighTower Holding, LLC 6.75%, 04/15/2029(a)	U.S.$	2,936	$3,012,577
Home Point Capital, Inc. 5.00%, 02/01/2026(a)		9	8,339
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029		125	122,721
4.75%, 09/15/2024		137	142,294
ILFC E-Capital Trust II 3.67% (H15T 30 Year + 1.80%), 12/21/2065(a) (i)		2,000	1,678,787
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		350	358,996
LD Holdings Group LLC 6.50%, 11/01/2025(a)		198	195,409
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	447,349
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	216,738
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030(a)		190	189,170
Navient Corp. 4.875%, 03/15/2028		982	980,766
5.00%, 03/15/2027		220	224,300
5.50%, 03/15/2029		79	79,059
5.625%, 08/01/2033		217	206,624
OneMain Finance Corp. 3.50%, 01/15/2027		174	172,290
5.375%, 11/15/2029		124	134,834
8.875%, 06/01/2025		200	214,598
PennyMac Financial Services, Inc. 4.25%, 02/15/2029(a)		41	39,372
5.375%, 10/15/2025(a)		231	237,105
5.75%, 09/15/2031(a)		207	208,918
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	226,063
3.875%, 03/01/2031(a)		220	224,128
SLM Corp. 4.20%, 10/29/2025		199	208,433
Springleaf Finance Corp. 7.125%, 03/15/2026		180	205,898
United Wholesale Mortgage LLC 5.50%, 11/15/2025-04/15/2029(a)		418	417,162
5.75%, 06/15/2027(a)		80	80,204

			18,703,503

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,492,713
10.125%, 08/01/2026(a)		1,086	1,196,062

	Principal Amount (000)		U.S. $ Value

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)	U.S.$	396	$410,849
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		324	327,852
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75 % PIK), 01/15/2027(a) (b)		1,702	1,879,165
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		2,110	2,060,301
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		39	39,736
HUB International Ltd. 7.00%, 05/01/2026(a)		292	300,013
MBIA, Inc. 5.70%, 12/01/2034		16	15,826
Molina Healthcare, Inc. 3.875%, 11/15/2030-05/15/2032(a)		431	441,924

			8,164,441

Other Finance – 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	2,053,385
Intrum AB 3.00%, 09/15/2027(a)	EUR	360	403,903
3.125%, 07/15/2024(a)		489	557,859
3.50%, 07/15/2026(a)		705	812,241
4.875%, 08/15/2025		683	806,681

			4,634,069

REITs – 1.3%
ADLER Group SA 2.75%, 11/13/2026(a)		200	191,752
Aedas Homes Opco SLU 4.00%, 08/15/2026		1,580	1,851,263
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	2,519	2,481,700
5.75%, 05/15/2026(a)		406	421,225
Diversified Healthcare Trust 9.75%, 06/15/2025		953	1,030,933
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		222	224,884
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		224	232,197
5.25%, 03/15/2028(a)		1,576	1,646,619
5.625%, 07/15/2032(a)		81	86,755
iStar, Inc. 4.25%, 08/01/2025		228	234,404
JBS USA Food Co. 4.25%, 02/01/2027(a)		163	163,990

	Principal Amount (000)		U.S. $ Value

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)	U.S.$	99	$101,501
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 3.875%, 02/15/2029(a)		56	59,060
4.50%, 09/01/2026		68	72,796
5.625%, 05/01/2024		207	221,377
5.75%, 02/01/2027		970	1,099,847
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	904,193
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	1,163	1,191,330
7.50%, 06/01/2025(a)		207	218,425
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)		225	231,172
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 02/15/2029(a)		118	118,899
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028(a)		78	77,321
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	771	902,051
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	U.S.$	53	55,187
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	200	222,661

			14,041,542

			75,776,173

Utility – 1.4%
Electric – 1.3%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	3,523	3,398,130
5.125%, 03/15/2028(a)		528	536,509
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	167	187,004
FirstEnergy Corp. Series B 4.75%, 03/15/2023	U.S.$	206	213,429
Series C 3.40%, 03/01/2050		16	15,700
5.35%, 07/15/2047		111	132,311
NextEra Energy Operating Partners LP 4.25%, 07/15/2024(a)		203	211,140
NRG Energy, Inc. 3.375%, 02/15/2029(a)		96	93,968
6.625%, 01/15/2027		7	7,283
Talen Energy Supply LLC 6.50%, 06/01/2025		2,072	822,970
7.25%, 05/15/2027(a)		387	344,943
10.50%, 01/15/2026(a)		2,430	1,049,894

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a) (l)	U.S.$	835	$847,180
8.00%, 10/15/2026(a) (l)		1,003	1,060,997
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		5,124	5,143,356
5.00%, 07/31/2027(a)		200	207,618

			14,272,432

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,267	1,333,752

			15,606,184

Total Corporates - Non-Investment Grade (cost $583,476,098)			591,698,584

CORPORATES - INVESTMENT GRADE – 10.7%
Financial Institutions – 6.0%
Banking – 3.4%
Ally Financial, Inc. 8.00%, 11/01/2031		39	54,703
Banco Santander SA 5.179%, 11/19/2025		400	444,656
Bank of America Corp.
Series DD 6.30%, 03/10/2026(l)		3,043	3,429,092
Series Z 6.50%, 10/23/2024(l)		57	62,234
Barclays Bank PLC 6.86%, 06/15/2032(a)(l)		166	224,224
Barclays PLC 7.125%, 06/15/2025(l)	GBP	404	602,396
7.25%, 03/15/2023(a) (l)		219	310,137
BNP Paribas SA 6.75%, 03/14/2022(a) (l)	U.S.$	418	422,084
CIT Group, Inc. 3.929%, 06/19/2024		364	377,270
Citigroup, Inc. 3.875%, 02/18/2026(l)		517	517,489
5.95%, 01/30/2023(l)		2,689	2,771,694
Series W 4.00%, 12/10/2025(l)		413	415,723
Series Y 4.15%, 11/15/2026(l)		731	742,788
Comerica, Inc. 5.625%, 07/01/2025(l)		2,340	2,557,062
Credit Agricole SA 8.125%, 12/23/2025(a) (l)		1,909	2,263,578
Deutsche Bank AG 4.296%, 05/24/2028		400	410,799
5.882%, 07/08/2031		200	234,669

	Principal Amount (000)		U.S. $ Value

Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)	U.S.$	235	$247,954
Goldman Sachs Group, Inc. (The)
Series O 5.30%, 11/10/2026(l)		157	170,524
Series P 5.00%, 11/10/2022(l)		2,134	2,131,474
HSBC Holdings PLC 6.00%, 09/29/2023(a) (l)	EUR	1,819	2,238,991
Series E 4.75%, 07/04/2029(a) (l)		1,595	1,989,593
ING Groep NV 6.50%, 04/16/2025(l)	U.S.$	520	566,454
6.875%, 04/16/2022(a) (l)		250	254,111
Lloyds Banking Group PLC 3.369%, 12/14/2046		443	439,003
7.625%, 06/27/2023(a) (l)	GBP	1,760	2,546,726
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(i) (l)	U.S.$	1,100	1,091,984
Nordea Bank Abp 6.625%, 03/26/2026(a) (l)		3,065	3,486,623
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,097,916
Standard Chartered PLC 7.75%, 04/02/2023(a) (l)		440	467,033
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (l)		1,000	1,065,854
Truist Financial Corp. Series P 4.95%, 09/01/2025(l)		2,201	2,377,454
UBS Group AG 7.00%, 02/19/2025(a) (l)		620	690,526
UniCredit SpA 5.459%, 06/30/2035(a)		200	217,975
5.861%, 06/19/2032(a)		201	219,692

			38,140,485

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		1,251	1,279,684

Finance – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,371	1,395,340
Aircastle Ltd. 2.85%, 01/26/2028(a)		247	248,817
4.25%, 06/15/2026		33	35,382
5.25%, 08/11/2025(a)		2,239	2,461,591

	Principal Amount (000)		U.S. $ Value

Aviation Capital Group LLC 3.50%, 11/01/2027(a)	U.S.$	295	$304,034
4.125%, 08/01/2025(a)		395	417,525
4.375%, 01/30/2024(a)		29	30,430
4.875%, 10/01/2025(a)		319	345,385
Huarong Finance 2017 Co., Ltd. 3.75%, 04/27/2022(a)		215	215,470
4.75%, 04/27/2027(a)		200	205,938
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	346,430
Huarong Finance II Co., Ltd. 4.875%, 11/22/2026(a)		430	447,066
5.50%, 01/16/2025(a)		1,082	1,136,100

			7,589,508

Insurance – 1.5%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,175,257
Centene Corp. 2.625%, 08/01/2031		2,814	2,768,208
3.375%, 02/15/2030		214	218,580
4.625%, 12/15/2029		205	221,235
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(a)		43	43,025
7.80%, 03/15/2037(a)		2,559	3,555,783
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,976,676
Prudential Financial, Inc. 5.20%, 03/15/2044		340	357,783
5.625%, 06/15/2043		1,082	1,126,305
Radian Group, Inc. 6.625%, 03/15/2025		208	230,309
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,970,679

			16,643,840

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	255,169

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		118	124,397
5.00%, 10/15/2027		344	360,175
5.25%, 08/01/2026		137	140,998
Office Properties Income Trust 3.45%, 10/15/2031		1,582	1,536,401
Spirit Realty LP 4.45%, 09/15/2026		21	23,131
Trust Fibra Uno 4.869%, 01/15/2030(a)		605	642,548

			2,827,650

			66,736,336

	Principal Amount (000)		U.S. $ Value

Industrial – 4.7%
Basic – 1.2%
Alcoa Nederland Holding BV 5.50%, 12/15/2027(a)	U.S.$	200	$213,850
6.125%, 05/15/2028(a)		200	215,175
ArcelorMittal SA 6.75%, 03/01/2041		362	488,753
7.00%, 10/15/2039		400	553,414
Arconic Corp. 6.00%, 05/15/2025(a)		889	931,102
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,427,217
CF Industries, Inc. 4.95%, 06/01/2043		1,458	1,754,726
5.375%, 03/15/2044		1,092	1,378,375
Freeport-McMoRan, Inc. 4.125%, 03/01/2028		203	210,457
4.375%, 08/01/2028		200	209,843
4.625%, 08/01/2030		203	217,682
5.00%, 09/01/2027		93	97,335
5.25%, 09/01/2029		42	45,917
5.45%, 03/15/2043		719	903,872
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,549
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	360,990
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	473,164
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	230	264,193
MEGlobal Canada ULC 5.875%, 05/18/2030(a)	U.S.$	343	415,309
Nexa Resources SA 6.50%, 01/18/2028(a)		973	1,068,962
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	292,123
Suzano Austria GmbH 7.00%, 03/16/2047(a)		231	291,969
WestRock MWV LLC 7.95%, 02/15/2031		1,000	1,406,779

			13,222,756

Capital Goods – 0.2%
General Electric Co. Series D 3.533% (LIBOR 3 Month + 3.33%), 03/15/2022(i) (l)		1,681	1,661,177
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	136,021
5.95%, 02/01/2037		121	143,106
Textron Financial Corp. 1.891% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (i)		575	494,562

			2,434,866

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.875%, 08/15/2027(a)	U.S.$	229	$234,583
Netflix, Inc. 4.875%, 04/15/2028		247	282,193
5.375%, 11/15/2029(a)		177	209,975
5.875%, 11/15/2028		175	210,999
Prosus NV 4.027%, 08/03/2050(a)		331	315,174
ViacomCBS, Inc. 6.25%, 02/28/2057		200	225,500

			1,478,424

Communications - Telecommunications – 0.7%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		192	210,647
T-Mobile USA, Inc. 2.625%, 02/15/2029		856	842,584
3.375%, 04/15/2029(a)		2,720	2,775,739
3.50%, 04/15/2031		1,338	1,392,864
3.50%, 04/15/2031(a)		2,220	2,301,024
4.75%, 02/01/2028		39	41,057
VEON Holdings BV 3.375%, 11/25/2027(a)		200	195,191

			7,759,106

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	23,511
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	35,614
Lear Corp. 3.50%, 05/30/2030		3	3,194
4.25%, 05/15/2029		17	18,790
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	1,171,018

			1,252,127

Consumer Cyclical - Other – 0.6%
Builders FirstSource, Inc. 6.75%, 06/01/2027(a)		164	172,932
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	2,373,220
Owens Corning 7.00%, 12/01/2036		777	1,100,739

	Principal Amount (000)		U.S. $ Value

Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)	U.S.$	1,100	$1,096,348
Toll Brothers Finance Corp. 4.875%, 03/15/2027		1,124	1,257,271

			6,000,510

Consumer Cyclical - Retailers – 0.0%
Nordstrom, Inc. 5.00%, 01/15/2044		154	143,666
QVC, Inc. 4.375%, 09/01/2028		5	4,988
4.75%, 02/15/2027		213	218,968

			367,622

Consumer Non-Cyclical – 0.3%
HCA, Inc. 5.375%, 02/01/2025-09/01/2026		344	383,661
5.875%, 02/15/2026		195	220,369
Kraft Heinz Foods Co. 4.875%, 10/01/2049		123	154,919
5.50%, 06/01/2050		178	241,309
Perrigo Finance Unlimited Co. 3.90%, 06/15/2030		405	409,854
4.375%, 03/15/2026		200	213,116
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		1,249	1,266,523
5.875%, 09/30/2027(a)		208	219,610

			3,109,361

Energy – 0.5%
Cenovus Energy, Inc. 6.75%, 11/15/2039		67	91,060
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		970	1,143,357
Ecopetrol SA 4.625%, 11/02/2031		588	571,125
5.875%, 05/28/2045		117	111,684
6.875%, 04/29/2030		1,035	1,156,095
Enable Midstream Partners LP 4.40%, 03/15/2027		1,466	1,584,343
4.95%, 05/15/2028		239	265,794
Energy Transfer LP 3.90%, 07/15/2026 32			34,485
4.75%, 01/15/2026		25	27,343
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		194	196,092
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	421,562

			5,602,940

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		1,580	1,670,159
Fluor Corp. 4.25%, 09/15/2028		206	215,890

			1,886,049

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	176	$198,649
IHS Markit Ltd. 4.125%, 08/01/2023		202	210,907
4.75%, 02/15/2025(a)		215	233,650
4.75%, 08/01/2028		104	120,249
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	6,738

			770,193

Technology – 0.3%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		457	469,715
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		130	217,717
Microchip Technology, Inc. 4.25%, 09/01/2025		612	635,694
MSCI, Inc. 3.625%, 09/01/2030-11/01/2031(a)		349	361,237
3.875%, 02/15/2031(a)		223	232,785
Nokia Oyj 4.375%, 06/12/2027		177	192,265
6.625%, 05/15/2039		471	651,529

			2,760,942

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust 4.95%, 01/15/2023		100	101,394
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		1,091	1,248,473
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	782,474
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,655,337

			4,787,678

			51,432,574

Utility – 0.0%
Electric – 0.0%
FirstEnergy Transmission LLC 4.55%, 04/01/2049(a)		126	144,509

Total Corporates - Investment Grade (cost $105,145,472)			118,313,419

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.6%
Risk Share Floating Rate – 5.4%
Bellemeade Re Ltd.
Series 2018-3A, Class M2 2.853% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (i)	U.S.$	915	$916,105
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (i)		1,555	1,555,000
Series 2019-4A, Class M2 2.952% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (i)		475	472,304
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1 4.452% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (i)		441	454,215
Series 2019-R05, Class 1M2 2.103% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (i)		52	51,683
Eagle Re Ltd.
Series 2018-1, Class M2 3.102% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (i)		2,764	2,778,140
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(i)		892	919,423
Series 2014-DN3, Class M3 4.103% (LIBOR 1 Month + 4.00%), 08/25/2024(i)		57	58,482
Series 2014-HQ1, Class M3 4.203% (LIBOR 1 Month + 4.10%), 08/25/2024(i)		107	107,448
Series 2014-HQ2, Class M3 3.853% (LIBOR 1 Month + 3.75%), 09/25/2024(i)		1,945	2,004,465
Series 2014-HQ3, Class M3 4.853% (LIBOR 1 Month + 4.75%), 10/25/2024(i)		121	121,076
Series 2015-DN1, Class B 11.603% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		1,642	1,669,539
Series 2015-DNA1, Class B 9.303% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		593	672,867
Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(i)		81	82,702
Series 2015-DNA2, Class B 7.653% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		1,449	1,552,451
Series 2015-DNA3, Class B 9.453% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		1,017	1,098,333

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA3, Class M3 4.803% (LIBOR 1 Month + 4.70%), 04/25/2028(i)	U.S.$	316	$325,748
Series 2015-HQ1, Class B 10.853% (LIBOR 1 Month + 10.75%), 03/25/2025(i)		2,317	2,365,891
Series 2015-HQA1, Class B 8.903% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		1,003	1,059,586
Series 2016-DNA2, Class B 10.603% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		855	980,710
Series 2016-DNA3, Class B 11.353% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		2,754	3,213,257
Series 2016-DNA3, Class M3 5.103% (LIBOR 1 Month + 5.00%), 12/25/2028(i)		687	715,949
Series 2016-DNA4, Class B 8.703% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		393	418,585
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(i)		1,286	1,325,068
Series 2016-HQA2, Class B 11.603% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		421	495,035
Series 2016-HQA2, Class M3 5.253% (LIBOR 1 Month + 5.15%), 11/25/2028(i)		702	725,946
Series 2017-DNA1, Class B1 5.053% (LIBOR 1 Month + 4.95%), 07/25/2029(i)		310	334,514
Series 2017-DNA2, Class B1 5.253% (LIBOR 1 Month + 5.15%), 10/25/2029(i)		978	1,064,911
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(i)		1,374	1,413,755
Series 2017-DNA3, Class B1 4.553% (LIBOR 1 Month + 4.45%), 03/25/2030(i)		615	654,910
Series 2017-HQA1, Class M2 3.653% (LIBOR 1 Month + 3.55%), 08/25/2029(i)		1,662	1,702,677
Series 2018-HQA1, Class M2 2.403% (LIBOR 1 Month + 2.30%), 09/25/2030(i)		369	373,055
Series 2018-HQA2, Class M2 2.403% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (i)		2,257	2,283,292
Series 2019-DNA1, Class M2 2.753% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (i)		409	413,852
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (i)		444	447,346
Series 2020-HQA2, Class M2 3.203% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (i)		63	63,807

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 4.503% (LIBOR 1 Month + 4.40%), 01/25/2024(i)	U.S.$	865	$896,171
Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		1,312	1,365,636
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(i)		218	222,200
Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		650	667,657
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(i)		1,489	1,568,427
Series 2015-C04, Class 2M2 5.653% (LIBOR 1 Month + 5.55%), 04/25/2028(i)		451	469,958
Series 2016-C01, Class 1B 11.853% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		676	758,135
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(i)		1,574	1,651,540
Series 2016-C01, Class 2M2 7.053% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		282	296,990
Series 2016-C02, Class 1B 12.353% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		447	515,346
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(i)		902	931,892
Series 2016-C03, Class 1B 11.853% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		372	425,959
Series 2016-C03, Class 2B 12.853% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		631	739,772
Series 2016-C04, Class 1B 10.353% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		1,479	1,658,237
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		1,818	1,955,045
Series 2016-C06, Class 1B 9.353% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		1,277	1,398,478

	Principal Amount (000)		U.S. $ Value

Series 2016-C07, Class 2B 9.603% (LIBOR 1 Month + 9.50%), 05/25/2029(i)	U.S.$	1,556	$1,667,906
Series 2016-C07, Class 2M2 4.453% (LIBOR 1 Month + 4.35%), 05/25/2029(i)		148	153,458
Series 2017-C01, Class 1B1 5.853% (LIBOR 1 Month + 5.75%), 07/25/2029(i)		460	504,084
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		905	927,041
Series 2017-C03, Class 1B1 4.953% (LIBOR 1 Month + 4.85%), 10/25/2029(i)		312	338,439
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(i)		150	153,246
Series 2017-C05, Class 1B1 3.703% (LIBOR 1 Month + 3.60%), 01/25/2030(i)		319	332,509
Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(i)		25	25,552
Series 2018-C01, Class 1B1 3.653% (LIBOR 1 Month + 3.55%), 07/25/2030(i)		1,102	1,137,086
Home Re Ltd. Series 2018-1, Class M2 3.102% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (i)		988	993,534
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.603% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)		533	537,356
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.002% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (i)		1,326	1,325,647
Radnor Re Ltd. Series 2018-1, Class M2 2.802% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (i)		150	150,000
STACR Trust Series 2018-DNA3, Class M2 2.203% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (i)		353	356,424
Traingle Re Ltd. Series 2020-1, Class M2 5.702% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (i)		480	491,684
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.603% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		180	178,659

			59,686,195

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036	U.S.$	561	$422,041
Series 2006-42, Class 1A6 6.00%, 01/25/2047		502	404,307
Series 2006-HY12, Class A5 3.061%, 08/25/2036		628	632,991
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		651	581,721
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		561	438,243
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 3.179%, 05/25/2047		97	95,929
Series 2007-4, Class 22A1 3.274%, 06/25/2047		413	412,388
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		423	221,160
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.911%, 09/25/2047		105	100,981
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.173%, 03/25/2037		63	63,273
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		528	530,013
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		201	116,656
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		245	244,591
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		134	90,957
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.299%, 10/25/2036		1,282	489,192
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.741%, 12/28/2037		408	407,080

			5,251,523

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 0.702% (LIBOR 1 Month + 0.60%), 04/25/2037(i)	U.S.$	2,114	$641,259
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.698% (4.80% – LIBOR 1 Month), 09/25/2035(i) (m)		6	19
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.702% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		312	125,855
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10 0.352% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		232	59,532
Series 2007-FA2, Class 1A6 5.448% (5.55% – LIBOR 1 Month), 04/25/2037(i) (m)		78	20,008
Lehman XS Trust Series 2007-10H, Class 2AIO 6.901% (7.00% – LIBOR 1 Month), 07/25/2037(i) (m)		157	27,122
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.448% (6.55% – LIBOR 1 Month), 12/25/2036(i) (m)		2,148	350,228
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.462% (LIBOR 1 Month + 0.36%), 01/25/2037(i)		6,097	3,108,953

			4,332,976

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(n)		12,377	2,624,401
Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(n)		5,645	1,180,389

			3,804,790

Total Collateralized Mortgage Obligations (cost $72,304,266)			73,075,484

EMERGING MARKETS - SOVEREIGNS – 6.4%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	822,632
8.25%, 05/09/2028(a)		400	400,700
9.125%, 11/26/2049(a)		399	381,369
9.375%, 05/08/2048(a)		222	216,630
9.50%, 11/12/2025(a)		2,318	2,479,246

			4,300,577

	Principal Amount (000)		U.S. $ Value

Argentina – 0.8%
Argentine Republic Government International Bond 0.50%, 07/09/2030	U.S.$	6,045	$2,130,944
1.00%, 07/09/2029		1,218	441,491
1.125%, 07/09/2035		16,172	5,215,436
2.00%, 01/09/2038		1,465	559,632
2.50%, 07/09/2041		623	220,562

			8,568,065

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	1,110,187
5.625%, 09/30/2031(a)		1,193	1,171,228
6.75%, 09/20/2029(a)		528	569,184
7.00%, 10/12/2028(a)		1,253	1,357,939
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		1,116	1,198,863

			5,407,401

Dominican Republic – 0.6%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		149	160,920
8.625%, 04/20/2027(a)		5,719	6,789,525

			6,950,445

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		371	206,729
0.50%, 07/31/2040(a)		864	499,340
5.00%, 07/31/2030(a)		1,426	1,174,629

			1,880,698

Egypt – 0.7%
Egypt Government International Bond 6.125%, 01/31/2022(a)		3,559	3,572,168
7.625%, 05/29/2032(a)		1,075	1,015,230
8.50%, 01/31/2047(a)		1,378	1,218,428
8.70%, 03/01/2049(a)		998	882,731
8.875%, 05/29/2050(a)		1,096	991,551

			7,680,108

El Salvador – 0.2%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		160	98,680
7.125%, 01/20/2050(a)		1,588	864,766
7.625%, 09/21/2034-02/01/2041(a)		1,327	742,358
7.75%, 01/24/2023(a)		339	266,814

			1,972,618

	Principal Amount (000)		U.S. $ Value

Gabon – 0.3%
Gabon Government International Bond 6.625%, 02/06/2031(a)	U.S.$	2,986	$2,880,184

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		2,087	1,752,428
8.627%, 06/16/2049(a)		215	169,420
8.95%, 03/26/2051(a)		858	685,488
10.75%, 10/14/2030(a)		780	871,611

			3,478,947

Ivory Coast – 0.5%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,223	1,339,997
5.125%, 06/15/2025(a)		168	206,725
5.875%, 10/17/2031(a)		1,880	2,196,298
6.125%, 06/15/2033(a)	U.S.$	752	791,856
6.375%, 03/03/2028(a)		966	1,046,178
6.625%, 03/22/2048(a)	EUR	331	374,323

			5,955,377

Nigeria – 0.7%
Nigeria Government International Bond 6.375%, 07/12/2023(a)	U.S.$	740	763,162
6.50%, 11/28/2027(a)		388	386,060
7.625%, 11/21/2025-11/28/2047(a)		4,965	4,942,107
7.696%, 02/23/2038(a)		810	746,253
7.875%, 02/16/2032(a)		489	480,467

			7,318,049

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		1,832	1,861,312
4.875%, 02/01/2025(a)		991	1,030,937

			2,892,249

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	607,825
6.75%, 03/13/2048(a)		3,345	3,272,455

			3,880,280

	Principal Amount (000)		U.S. $ Value

South Africa – 0.0%
Republic of South Africa Government International Bond 5.75%, 09/30/2049	U.S.$	200	$191,788

Ukraine – 0.6%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		1,886	1,654,965
7.375%, 09/25/2032(a)		1,400	1,247,750
7.75%, 09/01/2022-09/01/2023(a)		4,416	4,316,962

			7,219,677

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(c) (k)		7,978	478,680
9.25%, 05/07/2028(a) (c) (k)		300	18,000

			496,680

Total Emerging Markets - Sovereigns (cost $80,866,416)			71,073,143

BANK LOANS – 5.1%
Industrial – 4.6%
Capital Goods – 0.6%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(o)		1,967	1,937,608
Apex Tool Group, LLC 6.750% (LIBOR 1 Month + 5.50%), 08/01/2024(o)		2,160	2,115,566
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(o)		160	159,800
Granite US Holdings Corporation 4.132% (LIBOR 3 Month + 4.00%), 09/30/2026(f) (o)		1,524	1,522,286
TransDigm, Inc. 2.354% (LIBOR 1 Month + 2.25%), 12/09/2025(o)		346	340,668
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.604% (LIBOR 1 Month + 2.50%), 10/23/2025(o)		110	109,030

			6,184,958

Communications - Media – 0.2%
Advantage Sales & Marketing Inc. 5.250% (LIBOR 3 Month + 4.50%), 10/28/2027(o)		1,733	1,732,500
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR 3 Month + 3.50%), 08/21/2026(o)		317	312,815
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.104% (LIBOR 1 Month + 3.00%), 05/01/2026(o)		355	352,241

			2,397,556

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(o)	U.S.$	1,515	$1,519,633
DIRECTV Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(o)		684	684,448
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(o)		974	922,768
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(o)		2,480	2,501,700
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(o)		2,142	2,141,422

			7,769,971

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.354% (LIBOR 1 Month + 3.25%), 04/30/2026(o)		431	428,146

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.854% (LIBOR 1 Month + 2.75%), 12/23/2024(o)		1,373	1,364,306
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 1 Month + 12.00%), 10/04/2023(f) (o)		22	23,318
Scientific Games International, Inc. 2.854% (LIBOR 1 Month + 2.75%), 08/14/2024(o)		851	847,642

			2,235,266

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(o)		835	833,325

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 4.500% (LIBOR 3 Month + 3.75%), 03/06/2028(o)		482	481,760
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(o)		2,224	2,225,826

			2,707,586

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(o)	U.S.$	1,228	$1,229,442
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(o)		898	893,757
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(o)		782	757,417
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.852% (LIBOR 1 Month + 3.75%), 11/16/2025(o)		793	791,153
Mallinckrodt International Finance S.A. 6.000% (LIBOR 3 Month + 5.25%), 09/24/2024(o)		867	809,633
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(f) (o)		471	467,647
U.S. Renal Care, Inc. 5.090% (LIBOR 3 Month + 5.00%), 06/26/2026(o)		1,535	1,489,218
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 5.750% (LIBOR 3 Month + 5.25%), 12/15/2027(o)		1,965	1,960,846

			8,399,113

Energy – 0.4%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(o)		514	513,171
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(o)		2,969	2,957,766
Parkway Generation, LLC 11/05/2028(p)		880	873,673
11/05/2028(f) (p)		120	119,250

			4,463,860

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(o)		2,114	2,122,588
Dealer Tire, LLC 4.354% (LIBOR 1 Month + 4.25%), 12/12/2025(o)		294	293,559

	Principal Amount (000)		U.S. $ Value

FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(f) (o)	U.S.$	640	$638,400
Rockwood Service Corporation 4.104% (LIBOR 1 Month + 4.00%), 01/23/2027(f) (o)		85	84,733

			3,139,280

Services – 0.2%
Amentum Government Services Holdings LLC 3.590% (LIBOR 1 Month + 3.50%), 01/29/2027(o)		106	104,031
3.605% (LIBOR 1 Month + 3.50%), 01/29/2027(o)		210	206,115
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(o)		729	694,875
Verscend Holding Corp. 4.104% (LIBOR 1 Month + 4.00%), 08/27/2025(o)		752	750,699

			1,755,720

Technology – 1.0%
Ascend Learning, LLC 6.250% (LIBOR 3 Month + 5.75%), 12/10/2029(o)		840	841,403
athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(o)		2,001	1,998,676
Banff Guarantor Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(o)		690	695,748
Boxer Parent Company, Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(o)		1,501	1,490,908
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(o)		1,984	1,965,193
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(o)		1,741	1,729,139
MedAssets Software Intermediate Holdings, Inc. 11/19/2029(p)		660	656,904
Peraton Corp. 4.50% (LIBOR 1 Month + 3.75%), 02/01/2028(o)		635	634,971
Presidio Holdings Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(o)		20	19,453
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(o)		373	371,597

Veritas US, Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(o)		582	581,088

			10,985,080

			51,299,861

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(o)	U.S.$	240	$240,401

Insurance – 0.3%
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 3 Month + 7.50%), 03/26/2029(f) (o)	CAD	1,604	1,272,790
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.854% (LIBOR 1 Month + 3.75%), 09/03/2026(o)	U.S.$	1,377	1,374,642

			2,647,432

			2,887,833

Utility – 0.2%
Electric – 0.2%
Generation Bridge, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(f) (o)		640	641,600
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(o)		313	308,119
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(o)		1,583	1,557,764

			2,507,483

Total Bank Loans (cost $56,473,047)			56,695,177

EMERGING MARKETS - CORPORATE BONDS – 5.1%
Industrial – 4.1%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		652	655,056
7.45%, 11/15/2029(a)		1,010	1,049,327
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		565	550,451
CSN Inova Ventures 6.75%, 01/28/2028(a)		2,644	2,775,043
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		986	998,818

	Principal Amount (000)		U.S. $ Value

First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)	U.S.$	1,215	$1,303,088
7.25%, 04/01/2023(a)		2,611	2,641,190
7.50%, 04/01/2025(a)		261	268,667
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,431	1,488,240
OCP SA 3.75%, 06/23/2031(a)		403	391,792
Stillwater Mining Co. 4.00%, 11/16/2026(a)		319	312,237
4.50%, 11/16/2029(a)		309	296,640
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	2,235,156
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		207	199,729

			15,165,434

Capital Goods – 0.4%
Cemex SAB de CV 5.125%, 06/08/2026(a)(l)		505	522,675
7.375%, 06/05/2027(a)		424	466,877
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	956,441
6.95%, 01/17/2028(a)		724	802,418
Ihs Holding Ltd. 5.625%, 11/29/2026(a)		402	405,015
6.25%, 11/29/2028(a)		383	386,830
Klabin Austria GmbH 7.00%, 04/03/2049(a)		846	973,323
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(h)		2,661	14,105

			4,527,684

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	467,111

Communications - Telecommunications – 0.3%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		223	231,978
Digicel Group Holdings Ltd. 7.00%, 01/18/2022(b) (h) (l)		91	79,738
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (b)		33	30,263
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(b)		1,637	1,639,550
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	676,172
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	424,246

Sable International Finance Ltd. 5.75%, 09/07/2027(a)		555	566,527

			3,648,474

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.6%
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)	U.S.$	965	$953,420
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		200	191,250
5.25%, 06/18/2025(a)		222	219,197
5.375%, 05/15/2024(a)		398	396,334
5.875%, 05/15/2026(a)		414	414,595
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	170	192,517
Studio City Finance Ltd. 5.00%, 01/15/2029(a)	U.S.$	609	547,072
6.00%, 07/15/2025(a)		448	432,404
6.50%, 01/15/2028(a)		423	408,195
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	268,089
5.50%, 01/15/2026-10/01/2027(a)		1,481	1,377,330
5.625%, 08/26/2028(a)		717	660,088

			6,060,491

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (d) (f) (h)		1,068	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (d) (f) (h)		609	0

			0

Consumer Non-Cyclical – 0.4%
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	504,851
4.375%, 05/09/2030		1,000	1,123,771
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	514,027
5.125%, 05/09/2029		517	506,820
7.125%, 01/31/2025		1,040	1,111,045
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (d) (f) (h) (k)		621	0
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	308,361
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (c) (k)		670	341,279
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (e) (f) (h)		4,090	17,008
10.875%, 05/15/2018(c) (e) (f) (h)		480	—
11.75%, 02/09/2022(c) (f) (h) (k)		1,620	8,080

			4,435,242

	Principal Amount (000)		U.S. $ Value

Energy – 0.8%
Cosan SA 5.50%, 09/20/2029(a)	U.S.$	461	$479,815
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		403	432,721
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	512,300
7.75%, 05/01/2027(a)		200	192,250
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		190	195,201
6.50%, 06/30/2027(a)		1,197	1,281,077
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	513,154
MV24 Capital BV 6.748%, 06/01/2034(a)		501	517,274
Peru LNG SRL 5.375%, 03/22/2030(a)		1,664	1,428,752
Petrobras Global Finance BV 5.60%, 01/03/2031		1,584	1,686,960
8.75%, 05/23/2026		235	285,202
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		581	578,095
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		558	523,927

			8,626,728

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		454	450,595
StoneCo Ltd. 3.95%, 06/16/2028(a)		309	271,109

			721,704

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)		1,549	1,601,356

			45,254,224

Financial Institutions – 0.6%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	568,838

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a) (b)		232	224,046

Principal Amount (000)			U.S. $ Value

Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (b)	U.S.$	416	$438,701

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (b)		188	6,007
5.25%, 12/27/2033(a) (b)		598	17,927
7.125%, 12/26/2046(a) (b)		1,590	48,966

			72,900

REITs – 0.5%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		298	172,840
Central China Real Estate Ltd. 7.50%, 07/14/2025(a)		200	124,000
7.75%, 05/24/2024(a)		206	129,265
7.90%, 11/07/2023(a)		261	170,955
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a)		247	49,323
5.88%, 03/01/2027(a)		571	112,772
China Evergrande Group 11.50%, 01/22/2023(a) (c) (k)		400	59,950
China SCE Group Holdings Ltd. 6.00%, 02/04/2026(a)		631	498,490
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		320	294,300
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a) (c) (k)		206	53,663
11.65%, 06/01/2026(a) (c) (k)		371	96,761
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		320	228,700
7.40%, 01/13/2027(a)		508	358,140
Powerlong Real Estate Holdings Ltd. 5.95%, 04/30/2025(a)		292	242,269
RKPF Overseas 2019 A Ltd. 5.90%, 03/05/2025(a)		304	291,745
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		206	77,250
8.10%, 06/09/2023(a)		405	145,800
Scenery Journey Ltd. 11.50%, 10/24/2022(a) (c) (k)		494	63,850
12.00%, 10/24/2023(a) (c) (k)		1,128	143,820
Seazen Group Ltd. 4.45%, 07/13/2025(a)		306	255,143
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		256	155,520
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		320	203,200
6.50%, 01/26/2026(a)		334	208,646

	Principal Amount (000)		U.S. $ Value

Times China Holdings Ltd. 5.75%, 01/14/2027(a)	U.S.$	320	$215,900
6.20%, 03/22/2026(a)		200	135,937
6.75%, 07/08/2025(a)		313	212,742
Yango Justice International Ltd. 7.50%, 02/17/2025(a)		206	51,500
8.25%, 11/25/2023(a)		414	107,511
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)		407	111,798
7.375%, 01/13/2026(a)		230	63,250
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		320	205,600
7.35%, 02/05/2025(a)		326	207,580

			5,448,220

			6,752,705

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)		495	507,684
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,151,977
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		1,204	1,202,345
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		192	212,085
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		118	120,558

			4,194,649

Total Emerging Markets - Corporate Bonds (cost $66,610,147)			56,201,578

GOVERNMENTS - TREASURIES – 3.4%
United States – 3.4%
U.S. Treasury Bonds 2.75%, 11/15/2042(q)		2,154	2,462,964
5.00%, 05/15/2037(q)		1,824	2,659,620
5.25%, 02/15/2029(r)		1,320	1,661,756
6.125%, 11/15/2027(s)		1,000	1,269,844
U.S. Treasury Notes 2.25%, 02/15/2027(r) (s)		16,761	17,567,309
2.875%, 08/15/2028(r)		11,366	12,421,125

Total Governments - Treasuries (cost $34,254,482)			38,042,618

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.2%
CLO - Floating Rate – 3.2%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)	U.S.$	2,358	$2,358,876
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class ER 6.61% (LIBOR 3 Month + 6.40%), 01/20/2032(a) (i)		3,100	3,099,981
Series 2021-2A, Class E 6.812% (LIBOR 3 Month + 6.60%), 01/20/2035(a) (i)		1,000	982,667
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 6.344% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)		250	242,193
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 7.056% (LIBOR 3 Month + 6.81%), 01/17/2034(a) (i)		2,000	1,947,312
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.422% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		417	410,629
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		3,000	3,001,956
Series 2020-78A, Class D 3.122% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		1,329	1,330,156
Dryden CLO Ltd. Series 2018-57A, Class E 5.356% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		275	260,783
Elevation CLO Ltd.
Series 2020-11A, Class C 2.324% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		648	629,970
Series 2020-11A, Class D1 3.974% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		1,006	1,006,827
Elmwood CLO Ltd. Series 2021-2A, Class E 6.089% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)		250	248,546
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.222% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		402	403,896
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.132% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		350	349,979

	Principal Amount (000)		U.S. $ Value

Elmwood CLO XII Ltd. Series 2021-5A, Class E 6.471% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)	U.S.$	650	$647,779
Flatiron CLO Ltd. Series 2021-1A, Class E 6.151% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		400	380,386
Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.874% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		585	585,411
Kayne CLO 10 Ltd. Series 2021-10A, Class E 6.02% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		750	732,267
Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.374% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (i)		355	354,772
Madison Park Funding LI Ltd. Series 2021-51A, Class E 6.42% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (i)		250	247,524
OCP CLO Ltd. Series 2021-21A, Class E 6.412% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		250	245,997
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.224% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		1,701	1,677,187
OZLM XXII Ltd. Series 2018-22A, Class D 5.422% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		349	315,627
Palmer Square CLO Ltd.
Series 2021-1A, Class D 6.132% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		1,202	1,195,472
Series 2021-3A, Class E 6.383% (LIBOR 3 Month + 6.15%), 01/15/2035(a) (i)		4,100	4,069,652
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 6.889% (LIBOR 3 Month + 6.80%), 01/20/2035(a) (i)		3,600	3,582,616
Rockford Tower CLO Ltd.
Series 2019-1A, Class ER 6.452% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		250	240,983
Series 2021-2A, Class E 6.513% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (i)		250	246,348
Series 2021-3A, Class E 6.847% (LIBOR 3 Month + 6.72%), 10/20/2034(a) (i)		1,062	1,041,567

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 6.632% (LIBOR 3 Month + 6.50%), 04/20/2034(a) (i)	U.S.$	1,238	$1,194,759
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 6.282% (LIBOR 3 Month + 6.15%), 10/20/2034(a) (i)		679	673,824
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.172% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		485	468,960
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (i)		1,050	1,017,489

Total Collateralized Loan Obligations (cost $35,487,629)			35,192,391

		Shares

COMMON STOCKS – 1.8%
Energy – 0.6%
Energy Equipment & Services – 0.0%
Vantage Drilling International(c)		18,414	105,881

Oil, Gas & Consumable Fuels – 0.6%
Berry Corp.		133,464	1,123,767
CHC Group LLC(c)		21,009	4
Civitas Resources, Inc.		3,393	166,155
Denbury, Inc.(c)		13,059	1,000,189
Diamond Offshore Drilling, Inc.(c)		111,326	417,472
Diamond Offshore Drilling, Inc.(c) (h)		23,444	87,915
Golden Energy Offshore Services AS(c)		916,212	78,028
Gulfport Energy Corp.(c)		42,682	3,074,384
K201640219 South Africa Ltd. A Shares(c) (d) (f)		12,695,187	13
K201640219 South Africa Ltd. B Shares(c) (d) (f)		2,009,762	2
SandRidge Energy, Inc.(c)		243	2,542
Whiting Petroleum Corp.(c)		15,070	974,728

			6,925,199

			7,031,080

Consumer Discretionary – 0.4%
Auto Components – 0.3%
ATD New Holdings, Inc.(c) (f)		20,185	1,715,725
Ep Energy Corp.(c)		6,941	603,867
Exide Corp.(c) (d) (f)		643	1,060,950

			3,380,542

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	1,674	$156,569

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(c) (d) (f)	38,543	0

Leisure Products – 0.1%
Carlson Travel, Inc.(c) (f)	23,801	779,483

		4,316,594

Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd.(c) (d) (f)	3,082	2,893,132
Mt. Logan Re Ltd. (Series 1) (Preference Shares)(c) (d) (f)	700	700,123

		3,593,255

Consumer Staples – 0.2%
Food & Staples Retailing – 0.2%
Southeastern Grocers, Inc.(c) (d) (f)	105,865	2,540,760

Information Technology – 0.1%
IT Services – 0.1%
Ag Tracker(c) (d) (f)	91,299	0
Paysafe Ltd.(c)	128,508	502,466

		502,466

Software – 0.0%
Avaya Holdings Corp.(c)	18,153	359,429
Monitronics International, Inc.(c)	35,682	92,777

		452,206

		954,672

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (d) (f)	3	0

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(c)	18,809	768,159

		768,159

Communication Services – 0.1%
Media – 0.1%
iHeartMedia, Inc. - Class A(c)	25,545	537,467

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(c) (d) (f)	838,296	1
Neenah Enterprises, Inc.(c) (d) (f)	58,200	0

		1

Total Common Stocks (cost $30,113,463)		19,741,988

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)	U.S.$	469	$505,201
8.375%, 11/07/2028(a)		1,346	1,528,972

			2,034,173

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	239,792

Mexico – 0.6%
Petroleos Mexicanos 5.95%, 01/28/2031		3,986	3,868,712
6.49%, 01/23/2027		507	540,462
6.75%, 09/21/2047		2,330	2,056,225
6.95%, 01/28/2060		644	568,330

			7,033,729

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		1,037	1,032,009

Panama – 0.1%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		249	254,182
5.125%, 08/11/2061(a)		236	247,181

			501,363

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		562	605,906
7.125%, 02/11/2025(a)		437	451,694

			1,057,600

Total Quasi-Sovereigns (cost $10,656,019)			11,898,666

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non- Agency Fixed Rate CMBS – 1.1%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 1.352%, 04/10/2046(n)		1,265	16,556
Series 2013-GC17, Class D 5.102%, 11/10/2046(a)		902	850,367
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	45,588
Series 2012-CR3, Class XA 1.832%, 10/15/2045(n)		6,947	41,970
Series 2012-CR5, Class XA 1.50%, 12/10/2045(n)		1,637	13,885
Series 2013-LC6, Class D
4.289%, 01/10/2046(a)		3,916	3,883,046

	Principal Amount (000)		U.S. $ Value

Series 2014-CR15, Class XA 0.653%, 02/10/2047(n)	U.S.$	1,241	$16,052
Series 2014-CR20, Class XA 0.986%, 11/10/2047(n)		8,932	202,057
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.475%, 02/10/2046(n)		715	8,389
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.583%, 11/15/2045(a ) (n)		5,248	19,657
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.575%, 12/10/2045(a) (n)		735	5,204
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 4.887%, 06/15/2044(a)		1,022	969,530
Series 2012-C7, Class XA 1.281%, 06/15/2045(a) (n)		901	864
Series 2012-C8, Class E 4.891%, 08/15/2045(a)		3,766	3,716,347
Series 2012-C10, Class XA 1.483%, 12/15/2045(a) (n)		2,742	25,307
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,699,915

			11,514,734

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.86% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (i)		301	215,369

Total Commercial Mortgage-Backed Securities (cost $11,555,063)			11,730,103

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/2040		750	1,292,859
State of Illinois Series 2010 7.35%, 07/01/2035		1,915	2,410,601
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		1,435	1,541,345

Total Local Governments - US Municipal Bonds (cost $4,113,397)			5,244,805

		Shares	U.S. $ Value

PREFERRED STOCKS – 0.4%
Industrial – 0.3%
Energy – 0.2%
Gulfport Energy Corp. 10.00%(c) (f)		142	$759,700
Targa Resources Corp. Series A 9.50%		2,000	2,153,452

			2,913,152

INDUSTRIAL CONGLOMERATES – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	1,078,114

			3,991,266

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		42,175	1,073,353

Total Preferred Stocks (cost $4,270,718)			5,064,619

		Principal Amount (000)

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 11.079%, 06/15/2043(h)	U.S.$	53	51,036
Series 2019-24, Class PT 11.123%, 08/15/2044(h)		137	136,538
Series 2019-36, Class PT 13.405%, 10/17/2044(h)		226	226,632
Series 2019-43, Class PT 6.581%, 11/15/2044(h)		82	80,573
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT 14.691%, 06/15/2043(h)		40	39,353
Series 2018-4, Class PT 12.466%, 05/15/2043(h)		40	39,818
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.205%, 03/16/2043(h)		9	8,412
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		506	506,036
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(d) (f) (h)		211	216,836

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d) (f) (h)	U.S.$	16	$307,269

			1,612,503

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	788,730

Total Asset-Backed Securities (cost $3,494,183)			2,401,233

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	258,895
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	312,307
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,779,495

Total Inflation-Linked Securities (cost $2,838,133)			2,350,697

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,258	1,023,540

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c) (d) (f)	EUR	620	0

Total Governments - Sovereign Bonds (cost $2,092,354)			1,023,540

		Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(c)		53,489	149,769
Encore Automotive Acceptance, expiring 07/05/2031(c) (d) (f)		8	0
Flexpath Capital, Inc., expiring 04/15/2031(c) (d) (f)		10,974	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c)		47,161	948
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c)		19,860	457
Willscot Corp., expiring 11/29/2022(c) (d) (f)		29,123	740,461

Total Warrants (cost $385,301)			891,635

Company		Shares		U.S. $ Value

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (f) (cost $0)		10,721		$14,152

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(t) (u) (v) (cost $11,875,601)		11,875,601		11,875,601

	Principal Amount (000)

Time Deposits – 0.3%
BBH, Grand Cayman 3.20%, 01/03/2022	ZAR	0	**	31
Citibank, London (0.97)%, 01/03/2022	EUR	72		81,729
0.01%, 01/04/2022	GBP	72		96,995
National Australia Bank, London 0.01%, 01/03/2022	U.S.$	3,250		3,250,168
Royal Bank of Canada, Toronto 0.01%, 01/04/2022	CAD	119		94,053

Total Time Deposits (cost $3,522,976)				3,522,976

Total Short-Term Investments (cost $15,398,577)				15,398,577

Total Investments – 100.8% (cost $1,119,534,765)(w)				1,116,052,409

Other assets less liabilities – (0.8)%				(8,695,572)

Net Assets – 100.0%				$1,107,356,837

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	106	March 2022	$15,522,375	$221,219
U.S. Long Bond (CBT) Futures	60	March 2022	9,626,250	157,969
U.S. T-Note 10 Yr (CBT) Futures	272	March 2022	35,487,500	348,500
U.S. Ultra Bond (CBT) Futures	47	March 2022	9,264,875	232,062
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	169	March 2022	20,445,039	39

				$959,789

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	55	USD	10	01/04/2022	$(19)
Bank of America, NA	USD	10	BRL	55	01/04/2022	22
Bank of America, NA	INR	2,168	USD	29	01/07/2022	(364)
Bank of America, NA	USD	17	INR	1,237	01/07/2022	36
Bank of America, NA	KRW	12,305	USD	10	01/20/2022	64
Bank of America, NA	CLP	16,897	USD	20	01/21/2022	65
Bank of America, NA	USD	27	CLP	21,673	01/21/2022	(1,316)
Bank of America, NA	IDR	105,866	USD	7	01/27/2022	(8)
Barclays Bank PLC	INR	2,494	USD	33	01/07/2022	(294)
Barclays Bank PLC	KRW	21,033	USD	18	01/20/2022	(41)
Barclays Bank PLC	USD	36	KRW	42,398	01/20/2022	(223)
BNP Paribas SA	BRL	53	USD	9	01/04/2022	(18)
BNP Paribas SA	USD	9	BRL	53	01/04/2022	102
BNP Paribas SA	INR	750	USD	10	01/07/2022	(210)
BNP Paribas SA	TWD	628	USD	23	01/20/2022	56
BNP Paribas SA	TWD	1,081	USD	39	01/20/2022	(398)
BNP Paribas SA	USD	51	TWD	1,417	01/20/2022	119
BNP Paribas SA	USD	14	TWD	382	01/20/2022	(1)
BNP Paribas SA	COP	29,021	USD	7	01/21/2022	126
BNP Paribas SA	USD	10	CLP	7,875	01/21/2022	(594)
BNP Paribas SA	USD	9	COP	35,235	01/21/2022	(284)
BNP Paribas SA	IDR	145,711	USD	10	01/27/2022	4
BNP Paribas SA	IDR	651,873	USD	45	01/27/2022	(466)
BNP Paribas SA	USD	40	IDR	577,411	01/27/2022	516
BNP Paribas SA	BRL	76	USD	13	02/02/2022	(122)
Brown Brothers Harriman & Co.	USD	7	TRY	92	01/06/2022	126
Brown Brothers Harriman & Co.	CHF	95	USD	103	01/13/2022	(832)
Brown Brothers Harriman & Co.	MXN	1,019	USD	50	01/13/2022	178
Brown Brothers Harriman & Co.	MXN	1,095	USD	52	01/13/2022	(1,248)
Brown Brothers Harriman & Co.	USD	9	CHF	8	01/13/2022	208
Brown Brothers Harriman & Co.	USD	126	MXN	2,631	01/13/2022	2,064
Brown Brothers Harriman & Co.	USD	13	MXN	267	01/13/2022	(69)
Brown Brothers Harriman & Co.	GBP	1	USD	2	01/14/2022	5
Brown Brothers Harriman & Co.	SGD	206	USD	151	01/14/2022	(1,953)
Brown Brothers Harriman & Co.	USD	53	GBP	40	01/14/2022	1,086
Brown Brothers Harriman & Co.	USD	52	SGD	70	01/14/2022	297
Brown Brothers Harriman & Co.	USD	86	SGD	116	01/14/2022	(18)
Brown Brothers Harriman & Co.	NOK	230	USD	26	01/20/2022	18
Brown Brothers Harriman & Co.	NOK	11	USD	1	01/20/2022	(25)
Brown Brothers Harriman & Co.	NZD	112	USD	79	01/20/2022	2,703
Brown Brothers Harriman & Co.	NZD	13	USD	9	01/20/2022	(76)
Brown Brothers Harriman & Co.	SEK	94	USD	11	01/20/2022	325
Brown Brothers Harriman & Co.	SEK	531	USD	58	01/20/2022	(320)
Brown Brothers Harriman & Co.	USD	91	NOK	775	01/20/2022	(2,859)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	17	NZD	25	01/20/2022	$239
Brown Brothers Harriman & Co.	USD	26	NZD	37	01/20/2022	(597)
Brown Brothers Harriman & Co.	USD	54	SEK	492	01/20/2022	230
Brown Brothers Harriman & Co.	USD	49	SEK	437	01/20/2022	(224)
Brown Brothers Harriman & Co.	USD	93	ZAR	1,481	01/25/2022	(509)
Brown Brothers Harriman & Co.	ZAR	843	USD	53	01/25/2022	611
Brown Brothers Harriman & Co.	ZAR	148	USD	9	01/25/2022	(2)
Brown Brothers Harriman & Co.	AUD	22	USD	16	02/08/2022	195
Brown Brothers Harriman & Co.	AUD	10	USD	8	02/08/2022	(49)
Brown Brothers Harriman & Co.	JPY	4,486	USD	39	02/09/2022	291
Brown Brothers Harriman & Co.	USD	8	JPY	856	02/09/2022	(55)
Brown Brothers Harriman & Co.	CAD	397	USD	313	02/10/2022	(981)
Brown Brothers Harriman & Co.	EUR	1,322	USD	1,533	02/10/2022	26,909
Brown Brothers Harriman & Co.	EUR	500	USD	566	02/10/2022	(2,884)
Brown Brothers Harriman & Co.	USD	11	CAD	14	02/10/2022	110
Brown Brothers Harriman & Co.	USD	138	CAD	174	02/10/2022	(664)
Brown Brothers Harriman & Co.	USD	292	EUR	259	02/10/2022	2,943
Brown Brothers Harriman & Co.	USD	2	EUR	1	02/10/2022	(23)
Brown Brothers Harriman & Co.	CNH	416	USD	65	02/17/2022	(165)
Brown Brothers Harriman & Co.	PLN	202	USD	49	02/17/2022	(671)
Brown Brothers Harriman & Co.	USD	29	CNH	185	02/17/2022	145
Brown Brothers Harriman & Co.	USD	136	PLN	556	02/17/2022	1,984
Citibank, NA	KRW	60,395	USD	51	01/20/2022	418
Deutsche Bank AG	BRL	211	USD	37	01/04/2022	(498)
Deutsche Bank AG	USD	38	BRL	211	01/04/2022	71
Deutsche Bank AG	USD	37	BRL	211	02/02/2022	492
Goldman Sachs Bank USA	BRL	162	USD	29	01/04/2022	(55)
Goldman Sachs Bank USA	USD	16	BRL	91	01/04/2022	452
Goldman Sachs Bank USA	USD	13	BRL	71	01/04/2022	(16)
Goldman Sachs Bank USA	INR	3,966	USD	52	01/07/2022	(817)
Goldman Sachs Bank USA	USD	9	INR	680	01/07/2022	29
Goldman Sachs Bank USA	KRW	13,075	USD	11	01/20/2022	74
Goldman Sachs Bank USA	TWD	569	USD	20	01/20/2022	(96)
Goldman Sachs Bank USA	USD	17	KRW	20,477	01/20/2022	(119)
Goldman Sachs Bank USA	USD	12	TWD	345	01/20/2022	45
Goldman Sachs Bank USA	USD	30	TWD	838	01/20/2022	(69)
Goldman Sachs Bank USA	CLP	19,979	USD	23	01/21/2022	(148)
Goldman Sachs Bank USA	COP	42,639	USD	11	01/21/2022	394
Goldman Sachs Bank USA	USD	25	CLP	20,027	01/21/2022	(1,473)
Goldman Sachs Bank USA	USD	11	COP	43,099	01/21/2022	(138)
Goldman Sachs Bank USA	RUB	576	USD	8	03/02/2022	27
HSBC Bank USA	USD	94	INR	7,069	01/07/2022	706
HSBC Bank USA	TWD	261	USD	9	01/20/2022	(87)
HSBC Bank USA	USD	11	CLP	8,895	01/21/2022	(218)
HSBC Bank USA	USD	11	COP	44,048	01/21/2022	(143)
HSBC Bank USA	IDR	65,904	USD	5	01/27/2022	(60)
HSBC Bank USA	EUR	42,044	USD	48,637	02/10/2022	734,308

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	INR	813	USD	11	01/07/2022	$(181)
JPMorgan Chase Bank, NA	USD	10	INR	767	01/07/2022	54
JPMorgan Chase Bank, NA	USD	275	COP	1,087,021	01/21/2022	(8,003)
JPMorgan Chase Bank, NA	IDR	198,038	USD	14	01/27/2022	(135)
JPMorgan Chase Bank, NA	USD	20	IDR	293,595	01/27/2022	189
JPMorgan Chase Bank, NA	AUD	12	USD	9	02/08/2022	178
Morgan Stanley Capital Services LLC	INR	1,376	USD	18	01/07/2022	(364)
Morgan Stanley Capital Services LLC	KRW	23,484	USD	20	01/20/2022	101
Morgan Stanley Capital Services LLC	USD	8	KRW	9,180	01/20/2022	8
Morgan Stanley Capital Services LLC	USD	9	KRW	10,795	01/20/2022	(101)
Morgan Stanley Capital Services LLC	USD	14	TWD	399	01/20/2022	155
Morgan Stanley Capital Services LLC	USD	14	TWD	378	01/20/2022	(3)
Morgan Stanley Capital Services LLC	CLP	72,017	USD	88	01/21/2022	3,219
Morgan Stanley Capital Services LLC	COP	31,974	USD	8	01/21/2022	116
Morgan Stanley Capital Services LLC	EUR	1,445	USD	1,670	02/10/2022	23,135
Morgan Stanley Capital Services LLC	USD	1,025	EUR	909	02/10/2022	11,544
Morgan Stanley Capital Services LLC	CNH	52	USD	8	02/17/2022	(44)
Morgan Stanley Capital Services LLC	RUB	1,853	USD	25	03/02/2022	245
Royal Bank of Scotland PLC	BRL	46	USD	8	01/04/2022	(15)
Royal Bank of Scotland PLC	USD	8	BRL	46	01/04/2022	109
Royal Bank of Scotland PLC	INR	832	USD	11	01/07/2022	(143)
Royal Bank of Scotland PLC	USD	7	KRW	8,397	01/20/2022	11
Royal Bank of Scotland PLC	USD	22	KRW	25,874	01/20/2022	(41)
Royal Bank of Scotland PLC	CLP	10,222	USD	12	01/21/2022	118
Royal Bank of Scotland PLC	COP	33,396	USD	9	01/21/2022	333
Royal Bank of Scotland PLC	USD	10	COP	39,882	01/21/2022	(161)
Royal Bank of Scotland PLC	IDR	124,752	USD	9	01/27/2022	(105)
Royal Bank of Scotland PLC	EUR	898	USD	1,015	02/10/2022	(8,618)
Standard Chartered Bank	INR	690	USD	9	01/07/2022	(94)
Standard Chartered Bank	USD	8	INR	627	01/07/2022	36
Standard Chartered Bank	TWD	214	USD	8	01/20/2022	16
Standard Chartered Bank	TWD	725	USD	26	01/20/2022	(179)
Standard Chartered Bank	USD	37	TWD	1,026	01/20/2022	76
Standard Chartered Bank	USD	9	CLP	7,579	01/21/2022	(506)
Standard Chartered Bank	BRL	62	USD	11	02/02/2022	(154)
UBS AG	BRL	328	USD	58	01/04/2022	(535)
UBS AG	USD	59	BRL	328	01/04/2022	421
UBS AG	INR	3,621	USD	48	01/07/2022	(792)
UBS AG	GBP	3,366	USD	4,567	01/14/2022	10,783
UBS AG	TWD	570	USD	21	01/20/2022	29
UBS AG	TWD	880	USD	32	01/20/2022	(89)
UBS AG	COP	14,804,917	USD	3,836	01/21/2022	202,833
UBS AG	USD	12	CLP	10,016	01/21/2022	(451)
UBS AG	USD	8	IDR	115,871	01/27/2022	172
UBS AG	RUB	813	USD	11	03/02/2022	157
UBS AG	USD	21	RUB	1,563	03/02/2022	(224)

						$989,374

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	1.55%	01/18/2022	$47	$419	$(375)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	1.28	01/26/2022	47	418	(259)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	1.37	01/28/2022	47	376	(146)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	1.51	01/04/2022	47	452	(323)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	1.54	01/04/2022	47	458	(218)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	1.56	01/07/2022	47	468	(222)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	1.33	01/31/2022	47	409	(409)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.56	01/04/2022	47	468	(164)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.49	01/06/2022	47	455	(421)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.57	01/10/2022	47	435	(240)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.59	01/10/2022	47	456	(202)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.60%	01/10/2022	$47	$416	$(179)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.55	01/13/2022	47	409	(313)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.55	01/14/2022	47	404	(336)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.50	01/18/2022	47	400	(498)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.48	01/18/2022	47	390	(577)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.46	01/20/2022	47	407	(646)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.56	01/21/2022	47	416	(373)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	1.30	01/24/2022	47	404	(390)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.57	01/24/2022	47	418	(388)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	1.33	01/27/2022	47	423	(351)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	1.38	01/27/2022	47	397	(137)

						$9,298	$(7,167)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Brazilian Government International Bond,
4.250%, 01/07/2025, 12/20/2026*	1.00%	Quarterly	2.03%	USD	316	$(15,106)	$(14,935)	$(171)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.48	USD	19,027	1,588,544	87,579	1,500,965
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.93	USD	143,551	13,376,064	13,096,987	279,077
iTraxx Europe Crossover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.42	EUR	36,820	5,017,926	4,936,164	81,762
South Africa Government International Bond,
5.875%, 09/16/2025, 12/20/2026*	1.00	Quarterly	2.02	USD	2,380	(112,712)	(123,304)	10,592

						$19,854,716	$17,982,491	$1,872,225

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	281	$(123,765)	$(135,407)	$11,642

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	454	$(126,688)	$(48,586)	$(78,102)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	4,800	(2,112,027)	(711,960)	(1,400,067)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.38	EUR	310	8,330	3,297	5,033
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	258	(71,994)	(27,278)	(44,716)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.79	USD	270	22,755	6,844	15,911
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.79	USD	300	25,283	11,901	13,382
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(24,922)	(27,231)	2,309
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(24,922)	(27,231)	2,309
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,600	(704,150)	(262,352)	(441,798)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,988	(874,681)	(279,126)	(595,555)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,812	(1,237,346)	(394,859)	(842,487)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	4,800	(2,110,693)	(751,390)	(1,359,303)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	9,600	(4,224,053)	(1,358,102)	(2,865,951)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	12,960	(5,702,472)	(1,830,975)	(3,871,497)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	133	$(37,113)	$(13,675)	$(23,438)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	180	(50,244)	(15,365)	(34,879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	364	(101,604)	(40,642)	(60,962)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(100,487)	(33,868)	(66,619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(100,487)	(31,298)	(69,189)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	371	(103,558)	(29,836)	(73,722)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	530	(147,895)	(54,105)	(93,790)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	718	(200,695)	(73,932)	(126,763)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,040	(290,489)	(106,981)	(183,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,156	(602,365)	(177,615)	(424,750)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,394	(1,786,440)	(734,159)	(1,052,281)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	11,989	(3,349,576)	(1,312,937)	(2,036,639)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	112	(49,421)	(52,850)	3,429
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	349	(153,756)	(155,176)	1,420
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	349	(153,756)	(143,396)	(10,360)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	349	$(153,756)	$(142,558)	$(11,198)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	348	(153,333)	(141,329)	(12,004)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	348	(153,333)	(140,493)	(12,840)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,187	(331,509)	(118,864)	(212,645)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,271	(354,949)	(132,532)	(222,417)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,337	(932,299)	(35,219)	(897,080)

						$(26,588,410)	$(9,519,285)	$(17,069,125)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR	8,904	03/21/2022	$(28,183)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at December 31, 2021
Barclays Capital, Inc.†	USD	1,848	(0.50	)%*	-	$1,847,372
Barclays Capital, Inc.†	USD	1,039	(0.35	)%*	01/03/2022	1,038,620
Credit Suisse Securities (USA)†	USD	1,381	(2.00	)%*	-	1,381,159
Credit Suisse Securities (USA)†	EUR	1,040	(1.00	)%*	-	1,182,474

						$5,449,625

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2021
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates – Non Investment Grade	$0	$5,449,625	$0	$5,449,625	$5,449,625

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $726,332,666 or 65.6% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Defaulted matured security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 11.079%, 06/15/2043	04/25/2018-06/01/2020	$52,672	$51,036	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 11.123%, 08/15/2044	06/27/2019	133,273	136,538	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.405%, 10/17/2044	09/04/2019	224,554	226,632	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.581%, 11/15/2044	10/09/2019	80,912	80,573	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 14.691%, 06/15/2043	06/26/2018	40,038	39,353	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.466%, 05/15/2043	03/27/2018-05/11/2018	40,687	39,818	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.205%, 03/16/2043	03/07/2018	8,702	8,412	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/23/2021	$475,210	$87,915	0.01%
Digicel Group Holdings Ltd. 7.00%, 01/18/2022	11/28/2016-10/01/2021	146,431	79,738	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,966,346	1,779,495	0.16%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.603%, 10/25/2025	09/18/2015	532,608	537,356	0.05%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017-06/30/2021	1,067,901	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017-05/05/2013	609,165	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 01/13/2020	05/05/2013-02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	623,613	14,105	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	67,715	216,836	0.02%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,569,021	307,269	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	120,558	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	1,209,003	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014-01/27/2014	2,401,854	17,008	0.01%
Virgolino de Oliveira Finance SA 10.875%, 05/15/2018	06/09/2014	477,418	0	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838,866	8,080	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.603%, 11/25/2025	09/28/2015-02/26/2018	180,316	178,659	0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Inverse interest only security.
(n)	IO - Interest Only.
(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at December 31, 2021.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	Affiliated investments.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,904,147 and gross unrealized depreciation of investments was $(75,660,292), resulting in net unrealized depreciation of $(16,756,145).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

70.7%	United States
3.1%	United Kingdom
2.2%	Canada
1.6%	France
1.6%	Luxembourg
1.3%	Brazil
1.2%	Spain
1.1%	Mexico
0.8%	Nigeria
0.8%	Argentina
0.7%	Germany
0.7%	China
0.7%	Egypt
12.1%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahrain, Belgium, Bermuda, Cayman Islands, Chile, Colombia, Czech Republic, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Gabon, Ghana, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kuwait, Macau, Morocco, Netherlands, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Switzerland, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:

lnvestments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0	-	$591,516,418		$182,166	#	$591,698,584
Corporates - Investment Grade	-0	-	118,313,419		-0	-	118,313,419
Collateralized Mortgage Obligations	-0	-	73,075,484		-0	-	73,075,484
Emerging Markets - Sovereigns	-0	-	71,073,143		-0	-	71,073,143
Bank Loans	-0	-	51,925,153		4,770,024		56,695,177
Emerging Markets - Corporate Bonds	-0	-	56,176,490		25,088	#	56,201,578
Governments - Treasuries	-0	-	38,042,618		-0	-	38,042,618
Collateralized Loan Obligations	-0	-	35,192,391		-0	-	35,192,391
Common Stocks	8,942,545		1,109,254		9,690,189	#	19,741,988
Quasi-Sovereigns	-0	-	11,898,666		-0	-	11,898,666
Commercial Mortgage-Backed Securities	-0	-	11,730,103		-0	-	11,730,103
Local Governments - US Municipal Bonds	-0	-	5,244,805		-0	-	5,244,805
Preferred Stocks	2,151,467		2,153,452		759,700		5,064,619
Asset-Backed Securities	-0	-	1,877,128		524,105		2,401,233
Inflation-Linked Securities	-0	-	2,350,697		-0	-	2,350,697
Governments - Sovereign Bonds	-0	-	1,023,540		0	#	1,023,540
Warrants	151,174		-0	-	740,461	#	891,635
Rights	-0	-	-0	-	14,152		14,152
Short-Term Investments:
Investment Companies	11,875,601		-0	-	-0	-	11,875,601
Time Deposits	-0	-	3,522,976		-0	-	3,522,976

Total Investments in Securities	23,120,787		1,076,225,737		16,705,885		1,116,052,409
Other Financial Instruments*:
Assets
Futures	959,789		-0	-	-0	-	959,789
Forward Currency Exchange Contracts	-0	-	1,032,831		-0	-	1,032,831
Centrally Cleared Credit Default Swaps	-0	-	19,982,534		-0	-	19,982,534
Credit Default Swaps	-0	-	56,368		-0	-	56,368
Liabilities
Forward Currency Exchange Contracts	-0	-	(43,457)		-0	-	(43,457)
Interest Rate Swaptions Written	-0	-	(7,167)		-0	-	(7,167)
Centrally Cleared Credit Default Swaps	-0	-	(127,818)		-0	-	(127,818)
Credit Default Swaps	-0	-	(26,644,778)		-0	-	(26,644,778)
Total Return Swaps	-0	-	(28,183)		-0	-	(28,183)
Reverse Repurchase Agreements	(5,449,625)		-0	-	-0	-	(5,449,625)

Total	$18,630,951		$1,070,446,067		$16,705,885		$1,105,782,903

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Bank Loans		Emerging Markets - Corporate Bonds#		Common Stocks#
Balance as of 3/31/21	$918,294		$9,461,745		$18,606		$9,271,699
Accrued discounts/(premiums)	-0	-	-0	-	(13,028)		-0	-
Realized gain (loss)	953		44,242		-0	-	2,226,630
Change in unrealized appreciation/depreciation	(30,826)		(22,488)		(268,275)		1,287,556
Purchases/Payups	-0	-	1,542,417		86,558		592,433
Sales	(706,255)		(4,206,370)		-0	-	(3,553,296)
Transfers into Level 3	-0	-	87,688		201,227		3,987
Transfers out of Level 3	-0	-	(2,137,210)		-0	-	(138,820)

Balance as of 12/31/21	$182,166		$4,770,024		$25,088		$9,690,189

Net change in unrealized appreciation/depreciation from investments held as of 12/31/21	$(22,081)		$23,025		$(268,275)		$2,156,261

	Preferred Stocks		Asset-Backed Securities		Governments - Sovereign Bonds#		Warrants#
Balance as of 3/31/21	$-0	-	$1,355,622		$-0	-	$378,031
Accrued discounts/(premiums)	-0	-	-0	-	-0	-	-0	-
Realized gain (loss)	-0	-	(2,203,096)		-0	-	-0	-
Change in unrealized appreciation/depreciation	642,900		1,681,630		-0	-	362,430
Purchases	116,800		-0	-	-0	-	-0	-
Sales/Paydowns	-0	-	(310,051)		-0	-	-0	-
Transfers into Level 3	-0	-	-0	-	-0	-	-0	-
Transfers out of Level 3	-0	-	-0	-	-0	-	-0	-

Balance as of 12/31/21	$759,700		$524,105		$-0	-	$740,461

Net change in unrealized appreciation/depreciation from investments held as of 12/31/21	$642,900		$(92,236)		$-0	-	$362,430

	Rights		Total
Balance as of 3/31/21	$11,761		$21,415,758
Accrued discounts/(premiums)	-0	-	(13,028)
Realized gain (loss)	-0	-	68,729
Change in unrealized appreciation/depreciation	2,391		3,655,318
Purchases/Payups	-0	-	2,338,208
Sales/Paydowns	-0	-	(8,775,972)
Transfers into Level 3	-0	-	292,902
Transfers out of Level 3	-0	-	(2,276,030)

Balance as of 12/31/21	$14,152		$16,705,885

Net change in unrealized appreciation/depreciation from investments held as of 12/31/21	$2,391		$2,804,415

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2021		Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$182,166		Recovery Analysis	Collateral Value	$75.90
	$-0	-	Qualitative Assessment		$0.00

	$182,166

Emerging Markets - Corporate Bonds	$17,008		Qualitative Assessment		$0.00
	$8,080		Qualitative Assessment		$0.00
	$-0	-	Qualitative Assessment		$0.00

	$25,088

Common Stocks	$2,893,132		Market Approach	NAV Equivalent	$938.68
	$1,060,950		Market Approach	Projected Enterprise Value	$681.6mm to $754.1mm
	$700,123		Market Approach	NAV Equivalent	$1,000.18
	$1		Qualitative Assessment		$0.00
	$-0	-	Qualitative Assessment		$0.00
	$-0	-	Qualitative Assessment		$0.00

	$4,654,206

Governments - Sovereign Bonds	$-0	-	Qualitative Assessment		$0.00
Warrants	$740,461		Option Pricing Model	Exercise Price	$25.43

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterprise Value and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2021 is as follows:

Fund	Market Value 3/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,718	$199,918	$235,760	$11,876	$1